Filed with the Securities and Exchange Commission on October 11, 2011

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 384	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 386	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 17, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 384 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed for the purpose of responding to Staff comments with respect to the Trust’s series:  O’Shaughnessy Tactical Asset Allocation Fund.

P R O S P E C T U S
October 17, 2011

O’Shaughnessy Tactical Asset Allocation Fund

Class A – [   ]
Class C – [   ]

(the “Fund”)

The Fund is a series of
Advisors Series Trust (the “Trust”)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus Class A and Class C

SUMMARY SECTION

O’Shaughnessy Tactical Asset Allocation Fund

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in O’Shaughnessy Funds’ Class A shares.  More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 15 of the Fund’s Prospectus and the “Additional Purchase and Redemption Information” section on page 38 of the Fund’s Statement of Additional Information (“SAI”).

		Class A		Class C
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)		None		1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%		2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.85%		0.85%
Distribution (Rule 12b-1) Fees		0.25%		1.00%
Other Expenses (includes Shareholder Servicing Plan Fees)(1)		1.84%		1.84%
Shareholder Servicing Plan Fees	0.25%		0.25%
Acquired Fund Fees and Expenses		0.18%		0.18%
Total Annual Fund Operating Expenses		3.12%		3.87%
Less: Fee Waiver and Expense Reimbursement(2)		-1.50%		-1.50%
Net Annual Fund Operating Expenses		1.62%		2.37%
(1)	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
(2)
O’Shaughnessy Asset Management, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 1.44% of average daily net assets of the Fund’s Class A shares and 2.19% of average daily net assets of the Fund’s Class C shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least November 30, 2012, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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1

Class A shares	1 Year	3 Years
If you redeem your shares at the end of the period:	$681	$1,304
If you do not redeem your shares at the end of the period:	$681	$1,304

Class C shares	1 Year	3 Years
If you redeem your shares at the end of the period:	$340	$1,043
If you do not redeem your shares at the end of the period:	$240	$1,043

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund allocates its portfolio, either directly or through the use of derivatives, in a variety of asset classes, including, but not limited to, equity securities, fixed income securities, commodity-linked derivatives, real estate investment trusts (“REITs”), money market instruments, exchange-traded funds (“ETFs”) and currencies in proportions which reflect the Adviser’s judgment of the potential returns and risks of each asset class.  The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of market conditions.  The strategy dynamically allocates the Fund’s portfolio across asset classes, and therefore, allocation to particular asset classes may shift quickly and significantly based on market conditions.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to: valuation, price trends and economic conditions.  Portfolio securities may be sold generally upon rebalancings of the Fund’s allocations.  When selling portfolio securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Fund may from time to time emphasize investment in certain sectors of the market.

Equity securities in which the Fund may invest include, but are not limited to, common and preferred stocks of companies of all market capitalizations, convertible securities, rights and warrants to purchase common stock and depositary receipts listed on a U.S. stock exchange, traded through NASDAQ or otherwise in the U.S. over-the-counter market (collectively, the “U.S. Markets”) or a foreign stock exchange or traded in the worldwide over-the-counter market (collectively, “Non-U.S. Markets”).  Fixed income securities in which the Fund may invest include, but are not limited to, those of governments, government agencies, inflation-protected securities, asset-backed securities, municipalities and companies across a wide range of industries and market capitalizations.  Such fixed-income securities may be of any maturity, duration or quality, including those that are rated below investment grade (i.e., “junk bonds”).  The Fund may invest up to 100% of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 25% of its total assets in REITs or foreign real estate companies.  The Fund may invest up to 100% of its total assets in other investment companies, including ETFs.  Investment companies or ETFs that invest predominantly in a particular asset class are considered an investment in that asset class for the purposes of the Fund’s allocation.  The Fund may purchase and sell certain derivative instruments, such as futures contracts, options, swaps and currency-related transactions involving futures contracts and forward contracts, for various portfolio management purposes, including, but not limited to, reducing transaction costs, increasing overall liquidity of the Fund, gaining exposure to outside markets not ordinarily available, and to mitigate risks.  In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  The Fund may invest up to 100% of its total assets in derivative instruments subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”).  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis. The Fund may also utilize leverage as part of the portfolio management process and may engage in short sale transactions with respect to 25% of the Fund’s total assets.  The Fund may hold money market instruments, cash and cash equivalents in an amount of up to 100% of the portfolio depending on the state of the market and the output of the quantitative selection screen.

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The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following principal risks could affect the value of your investment:

•
Market Risk and Equity Risks. Market risk is the possibility that the market value of securities owned by the Fund will decline.  Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.  The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
Tactical Asset Allocation Risk. The selection of the Fund assets, and the tactical allocation of the Fund assets among the various market segments, may cause the Fund to underperform other funds with a similar investment objective that do not employ a tactical asset allocation strategy. The Adviser will make extensive use of trading models to make tactical decisions of when to buy or sell securities.  These models could fail to produce correct trading signals and thus adversely impact the Fund’s returns.  Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

•
Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Sector Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities Risk.  The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Foreign Currency Risk.  Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country.  Currency management strategies, including forward currency contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

•	Emerging Market Risk. There is an increased risk of price volatility associated with emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
•
REITs and Foreign Real Estate Companies Risk.  Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses.  REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Investment Company Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual Fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

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•
Derivative Transactions Risk. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

•
Portfolio Turnover Risk.  The Fund’s tactical investment process is expected to result in a high portfolio turnover rate.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

•
New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund and the Fund’s share price may therefore be more volatile than the share price of a diversified fund.

•
Commodity Risk.  The Fund may invest in commodity-linked derivatives, which may be subject to significant fluctuations in value resulting from various factors, including changes in overall market movements, commodity index volatility, interest rate changes and other factors affecting a particular industry or commodity.

•	Fixed Income Risks. The following risks are associated with the Fund’s investment in fixed income securities.
•
Prepayment and Extension Risk. The risk that the securities may be paid off earlier or later than expected.  Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

•	Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates risk; conversely, bond prices generally rise as interest rates fall.
•
Credit Risk.  Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health.  Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.

•
High-Yield Securities Risk.  Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Leverage and Short Sales Risk.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.osam.com or by calling the Fund toll-free at 1-877-291-7827.

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Management
Investment Adviser: O’Shaughnessy Asset Management, LLC is the Fund’s investment adviser.

Portfolio Managers:  James O’Shaughnessy, Chief Investment Officer and Lead Portfolio Manager, and Christopher Meredith, Portfolio Manager, have been primarily responsible for the day-to-day management of the Fund since [    ] 2011.

Purchase and Sale of Fund Shares
You may purchase, exchange, or redeem Fund shares on any business day by written request via mail (O’Shaughnessy Tactical Asset Allocation Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-291-7827, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts for Class A shares and Class C shares are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular and Retirement Accounts	$2,500	$100

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an individual retirement account (“IRA”).  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES, RELATED RISKS AND PORTFOLIO HOLDINGS INFORMATION

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.  The Fund’s investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval.  If the Fund’s investment objective changes, the Fund will provide 60 days’ prior written notice to shareholders before implementing the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.  There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies and Risks
Under normal market conditions, the Fund allocates its portfolio, either directly or through the use of derivatives, in a variety of asset classes, including, but not limited to, equity securities, fixed income securities, commodity-linked derivatives, REITs, money market instruments, ETFs and currencies in proportions which reflect the Adviser’s judgment of the potential returns and risks of each asset class.  The Fund expects that its allocations will shift often and will not have a typical or consistent allocation across these asset classes.  The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of market conditions.  The strategy dynamically allocates the Fund’s portfolio across asset classes, and therefore, allocation to particular asset classes may shift quickly and significantly based on market conditions.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to: valuation, price trends and economic conditions.  Portfolio securities may be sold generally upon rebalancings of the Fund’s allocations.  When selling portfolio securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Adviser’s proprietary quantitatively-driven approach may lead to periods of volatility in returns and the returns on the Fund’s portfolio may or may not move in tandem with the returns of other styles of investing or the overall securities markets.  Investors should consider their long-term investment goals and financial needs when making an investment decision about the Fund.

Equity securities in which the Fund may invest include, but are not limited to, common and preferred stocks of all market capitalizations, convertible securities, rights and warrants, and depositary receipts (i.e., American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) listed on U.S. Markets or Non-U.S. Markets.  The Fund may also invest up to 100% of its total assets in other investment companies, including ETFs.  Investment companies or ETFs that invest predominantly in a particular asset class are considered an investment in that asset class for the purposes of the Fund’s allocation.  Fixed income securities in which the Fund may invest include, but are not limited to, those of governments, government agencies, inflation-protected securities, asset-backed securities, municipalities and companies across a wide range of industries and market capitalizations.  Such fixed-income investments may be of any maturity, duration or quality, including those that are rated below investment grade (i.e., “junk bonds”).  The Fund may invest up to 100% of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 25% of its total assets in REITs or foreign real estate companies.  The Fund may also invest up to 100% of its total assets in certain derivative instruments, such as options, futures contracts, swaps, forward currency contracts and options on futures contracts, for various portfolio management purposes, including, but not limited to, reducing transaction costs, increasing overall liquidity of the Fund, gaining exposure to certain asset classes and to mitigate risks.  The Fund may invest up to 100% of its total assets in commodity-linked instruments, such as commodities futures contracts, and 100% of its total assets in currencies and currency related instruments, such as forward currency contracts.  The Fund may invest up to 100% of its total assets in derivative instruments subject to the provisions of the 1940 Act.  The Adviser expects that the Fund’s investment strategies may result in a portfolio turnover rate in excess of 100% on an annual basis. The Fund may also utilize leverage as part of the portfolio management process and may engage in short sale transactions with respect to 25% of the Fund’s total assets.

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The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

The Fund may hold money market instruments, cash and cash equivalents in an amount up to 100% of its portfolio depending on the state of the market and the output of the quantitative selection screen.  The Fund may from time to time emphasize investment in certain sectors of the market.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

The financial markets in general are subject to volatility and may at times experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities, fixed income securities and derivative instruments, such as futures contracts, options, swaps and currency-related transactions involving futures contracts and forward contracts.  The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid.  New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management or portfolio management.  The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures contracts and currency-related transactions involving futures contracts and forward contracts, and other related instruments and techniques.  Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets.  The Fund’s use of derivatives may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objective and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time.  The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument.  Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction.  Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

The Fund may write (sell) covered call options on its portfolio securities (“covered options”) in an attempt to enhance gain and protect the Fund from downside market risk.  The Fund may write (sell) call options on individual stocks to protect against possible price declines in the securities held or to extend a holding period to achieve long-term capital gain status. The Fund may also write and purchase put options (“puts”).

The Fund may enter into swap agreements.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

The Fund may enter into forward currency contracts.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase.  Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell.

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As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

Related Risks

Market Risk
The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant equity holdings.  Equity holdings tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Management Risk
The skill of the Adviser will play a significant role in the Fund’s ability to achieve its investment objective.  The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, the Fund’s ability to achieve its investment objective depends on the Adviser’s ability to select investments, particularly in volatile stock markets.  The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

Tactical Asset Allocation Risk.
The Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among the securities in which it invests according to the Fund's tactical asset allocation targets and ranges.  It is possible that the Adviser will focus on a security that performs poorly or underperforms other securities under various market conditions.  There are risks associated with the use of the Adviser’s model of quantitative inputs which may not accurately predict future market conditions, or the proper time to buy or sell securities.  You could lose money on your investment in the Fund as a result of these tactical allocation decisions.  Although the Fund will attempt to invest in a number of different asset classes, to the extent that a Fund invests a significant portion of its assets in a single asset class, it will be particularly sensitive to the risks associated with that asset class.

Small, and Medium Sized Company Risk
The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general.  In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies.  Thus, to the extent the Fund invests in smaller or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Sector Risk
To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.  Sector risk is the risk that investments within the same economic sector may decline in price due to sector-specific market or economic developments.  Although the Adviser selects stocks on their individual merits, it is expected that when the Fund’s investments are categorized into their respective economic sectors, some sectors will represent a larger portion of the overall portfolio than other sectors.  As a result, potential negative developments affecting one of the larger sectors could have a greater impact on the Fund than a fund with fewer holdings in that sector.

Foreign Securities Risk
The Fund may invest a portion of its total assets in securities of foreign issuers.  Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars.  Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers.  These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action.  Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

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In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers.  There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.  Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of foreign issuers in the form of depositary receipts, including ADRs, EDRs and GDRs.  Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers.  In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Foreign Currency Risk
Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments.  Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies.  In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency.  The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”).  A foreign currency forward contract is a negotiated agreement between the contracting to exchange a specified amount of currency at a specified future time at a specified rate.  The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount.  Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.  Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.  Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

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Emerging Market Risk
There is an increased risk of price volatility associated with emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.  Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

REITs and Foreign Real Estate Companies Risk
The Fund may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States.  REITs and foreign real estate companies pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans.  REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies.  REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general.  These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of the REITs and/or foreign real estate companies value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market.  REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.  Foreign real estate companies may be subject to laws, rules and regulations governing those entities and its failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.  In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

Investment Company Risk
The Fund may invest in other investment companies, including ETFs.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  The Fund primarily use s such investments to gain exposure to investments in certain foreign markets when local law prohibits the Fund from investing directly in that market and when direct investments in certain countries are not permitted by foreign investors.  ETFs may also be utilized to seek to track the performance of various securities indices. Investments in other investment companies, including ETFs, may involve duplication of management fees and certain other expenses.

When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

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If the Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Derivative Transactions Risks
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments.  Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.  The Fund complies with applicable regulatory requirements when implementing derivatives, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions.  A more complete discussion of derivatives and its risks is included in the Fund’s SAI.  Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

The Fund’s use of futures may not always be successful.  The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist.  If the Fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to terminate its obligations or minimize its losses under such options prior to their expiration.  If the Fund is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the option in order to realize any profit.  The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis and if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.  Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitation.  The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy.  The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Although the Fund’s strategy with respect to forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Portfolio Turnover Risk
The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons.  The Fund’s tactical investment process is expected to result in a high portfolio turnover rate.  The Fund’s portfolio turnover rate may vary from year to year.  A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.  The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

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New Fund Risk
The Fund is new with no operating history.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversification Risk
As a non-diversified fund, the Fund has added risk because it may invest a greater percentage of assets in a more limited number of issuers compared to diversified mutual funds.  A greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.  (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Commodity Risk
The Fund may invest in commodity-linked derivatives, which may be subject to significant fluctuations in value resulting from various factors, including changes in overall market movements, commodity index volatility, interest rate changes and other factors affecting a particular industry or commodity.  The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Fixed Income Risks:  The following risks are associated with the Fund’s investment in fixed income securities:

•
Prepayment and Extension Risk.  Subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.  In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.  When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

•
Interest Rate Risk.  Interest rate risk refers to the risk that bond prices generally fall as interest rates risk; conversely, bond prices generally rise as interest rates fall.  Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

•
Credit Risk.  Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health.  Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

•
High-Yield Securities Risk.  Fixed income securities receiving below investment grade ratings (i.e., “junk bonds”) may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances.  High-yield, high risk, and lower-rated securities are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities.  These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding.  In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or, a higher profile default.

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Leverage and Short Sales Risk
Subject to certain limitations, the Fund may use leverage in connection with its investment activities and may effect short sales of securities.  These investment practices involve special risks.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash.  Such transactions are considered loans by the Fund and are subject to the risk of default by the other party.  The Fund will only enter into such agreements with parties deemed to be creditworthy by the Fund’s investment adviser under guidelines approved by the Board.

The Fund may hold up to 15% of its net assets in illiquid securities and certain restricted securities.  Such securities may be difficult or impossible to sell at the time and the price that the Fund would like.  Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Fund is contained in the Fund’s SAI.

Temporary Defensive Strategy
When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money market mutual funds, money market instruments including obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit.  Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund.  In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

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Portfolio Holdings Information
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports are available by contacting the O’Shaughnessy Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-877-291-7827 and on the SEC’s website at www.sec.gov.

MANAGEMENT OF THE FUND

Investment Adviser
O’Shaughnessy Asset Management, LLC is the Fund’s investment adviser and delivers a broad range of investment management services to individual investors, institutional investors and the high net-worth clients of financial advisors.  It also serves as a subadviser to a family of mutual funds that are registered in Canada.  As of September 30, 2011, the Adviser managed over $[   ] billion in assets.  The Adviser’s principal office is located at 6 Suburban Avenue, Stamford, Connecticut 06901.

The Adviser provides the Fund with advice on buying and selling securities.  For its services, the Adviser is entitled to receive a monthly management fee of 0.85% based upon the average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Fund’s semi-annual report for the period ended January 31, 2012.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series except the other mutual funds in the O’Shaughnessy family of funds.

Portfolio Managers
The Fund is managed by the Adviser.  The Adviser’s portfolio management team consists of portfolio managers and analysts.  Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are James O’Shaughnessy, Chief Investment Officer and Lead Portfolio Manager, and Christopher Meredith, Portfolio Manager.

Messrs. O’Shaughnessy and Meredith have been associated with the Adviser in an investment capacity since 2007 and began managing the Fund at its inception.  From 2001 to 2007, Mr. O’Shaughnessy was associated in an investment management capacity with Bear Stearns Asset Management.  Prior to joining Bear Stearns Asset Management, Mr. O’Shaughnessy had investment management responsibilities at O’Shaughnessy Capital Management from 1987 to 1999 and at Netfolio, Inc. from 1999 to 2001.  From 2005 to 2007, Mr. Meredith was associated in an investment management capacity with Bear Stearns Asset Management.

Mr. O’Shaughnessy is the lead manager of the Fund.  Any changes to the Fund’s investment strategies, factors, and/or models must be approved by Mr. O’Shaughnessy.  Mr. Meredith is a senior portfolio manager of the Fund.  Mr. Meredith oversees the daily activity, investment transactions, and rebalancing of the Fund, however, Mr. O’Shaughnessy is responsible for the execution of the overall strategy of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Fund Expenses
The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed, however, to waive its management fees and pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) does not exceed its average net assets on an annual basis through at least November 30, 2012, as follows:

Class A	Class C
1.44%	2.19%

The term of the Fund’s operating expenses limitation agreement, subject to its annual approval by the Board, is indefinite and it can only be terminated upon a vote of the Board but will remain in effect at least through November 30, 2012.  Any waiver in management fees or payment of expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on the Fund’s expenses.  The Adviser is permitted to recoup fee waivers and expense payments made in the prior three fiscal years from the date the fees were waived and Fund expenses were paid, subject to these limitations.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  The Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses.

SHAREHOLDER INFORMATION

Description of Share Classes
The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares.  Currently, the Fund has three classes of shares – Class A, Class C and Class I.  Class I shares are offered in a different Prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•
Class A shares are charged a front-end sales load, a 0.25% Rule 12b-1 distribution and service fee and a 0.25% shareholder servicing plan fee.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

•
Class C shares are charged a CDSC of 1.00%, if they are redeemed within twelve months of purchase.  Class C shares are also charged a 1.00% Rule 12b-1 distribution and service fee and a 0.25% shareholder servicing plan fee.

•
Class I shares are charged a 0.25% shareholder servicing plan fee but are not charged a front-end sales load, a CDSC or a Rule 12b-1 distribution and service fee and are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals.

Class A Shares
If you purchase Class A shares of the Fund you will pay the public offering price (“POP”) which is the net asset value (“NAV”) per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

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Class A Shares
Sales Charge Schedule
Amount of Transaction	Sales Charge as % of Public Offering Price*	Sales Charge as % of Net Amount Invested	Dealer Reallowance as a Percentage of Public Offering Price
Less than $50,000	5.25%	5.54%	5.25%
$50,000 but less than $100,000	4.50%	4.71%	4.50%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	**	**	**

*
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

**
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will assess a 1.00% CDSC on purchases of $1,000,000 or more if they are redeemed within twelve months of purchase, unless the dealer of record waived its commission.  The CDSC will be based on the value of your shares at the time of original purchase or its current market value, whichever is less.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the Fund within 120 days of the date of the redemption.

•
By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Purchases made during the 90 days prior to signing an LOI can be taken into consideration towards fulfillment of the LOI, no sales charge adjustment will be made to these purchases.  The reduced sales charge will only apply to new purchases.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Transfer Agent will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares on the expiration date.  Otherwise, we will release the escrowed shares when you have invested the agreed amount.

•
Rights of Accumulation (“ROA”) allow you to combine your new purchase of Class A shares with shares you currently own in the O’Shaughnessy Funds for the purpose of qualifying for the lower sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on the maximum public offering price of all other shares you own.

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Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase:

•	Individual or joint accounts held in your name;

•	IRAs (Traditional, Roth, SEP, and SIMPLE IRAs);

•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

•
Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

Waiving Your Sales Charge
The Adviser reserves the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	Advisors Series Trust;
o	O’Shaughnessy Asset Management, LLC and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	the Fund’s Transfer Agent;
o	broker-dealers who act as selling agents; and
o	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

The Adviser also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.  You must notify the Fund or your financial intermediary if you are eligible for these sales charge waivers at the time of your transaction.

More information regarding the Fund’s sales charges, breakpoints and waivers is available free of charge on the Fund’s website: www.osam.com.

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Class C Shares
Class C shares are available for the Fund.  You can buy Class C shares at the NAV without an up-front sales charge.  Class C shares are subject to annual Rule 12b-1 distribution and service fees of 1.00%.  Of the 1.00% fee, an annual 0.75% distribution fee compensates your financial intermediary for providing distribution services and an annual 0.25% service fee compensates your financial intermediary for providing ongoing service to you.  The Adviser pays your financial intermediary a 1.00% up-front sales commission, which includes an advance of the first year’s distribution and service fees.  The Adviser receives the distribution and service fees from the Fund’s distributor in the first year to reimburse itself for paying your financial intermediary a 1.00% up-front sales commission.

If you sell (redeem) your Class C shares within twelve months of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.  For example, if you purchased $10,000 worth of shares, which due to market fluctuation has appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase.  If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value.  For purposes of calculating the CDSC, the start of the 12 month holding period is the first day of the month in which the purchase was made.  The Fund will use the FIFO method when taking the CDSC.

Investments of $1 million or more for purchase into Class C will be rejected.  Your financial intermediary is responsible for placing individual investments of $1 million or more into Class A.

Waiving Your CDSC
The Adviser reserves the right to waive the CDSC for certain groups or classes of shareholders.  If you fall into any of the following categories, you can redeem Class C shares without a CDSC:

•	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.
•	You will not be assessed a CDSC on Fund shares redeemed for account and transaction fees (e.g., returned investment fee) and redemptions through a systematic withdrawal plan.
•
We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans.  (See your retirement plan information for details.)

•
We waive the CDSC for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares.  (“Disabled” is defined in Internal Revenue Code Section 72(m)(7).)

•	We waive the CDSC for redemptions made at the direction of the Trust in order to, for example, complete a merger or effect the Fund liquidation.
•	We waive the Class C shares CDSC if the dealer of record waived its commission with the Fund’s or Adviser’s approval.

We also reserve the right to enter into agreements that reduce or eliminate the CDSC for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.  You must notify the Fund or your financial intermediary if you are eligible for these sales charge waivers at the time of your transaction.

Share Price
Shares of the Fund are sold at its NAV per share, plus any applicable sales charge.  The Fund normally calculates its NAV per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open for trading.  Shares of the Fund will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The Fund calculates its NAV per share based on the market prices or official closing price of the securities (other than money market instruments) it holds.

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Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange, including ADRs, EDRs and GDRs, is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  The Fund values most money market instruments it holds at its amortized cost.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through its application by the Trust’s valuation committee.

The Fund will process purchase orders that it receives in good order and accept redemption orders that it receives in good order prior to the close of regular trading on a day in which the NYSE is open at the NAV per share determined later that day.  The Fund will process purchase orders that it receives and accepts and redemption orders that it receives after the close of regular trading at the NAV per share determined at the close of regular trading on the next day the NYSE is open.

Good order means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your account application, and (4) a check payable to the Fund.

PURCHASING SHARES

There are several ways to purchase shares of the Fund.  An account application is used if you send money directly to the Fund by mail or wire.  Payment should be made by check in U.S. dollars and drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to the Fund in which you are investing.

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

The Fund does not issue share certificates.  The Fund reserves the right to reject any purchase in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at 1-877-291-7827.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-877-291-7827 if you need assistance when completing your account application.

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If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Retirement Accounts
The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-877-291-7827 for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

You may Purchase Shares through an Investment Broker
The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the Fund’s NAV, plus any applicable sales charge, next computed after they are received by an authorized broker or the broker’s authorized designee.  Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Fund or Adviser may pay the broker for maintaining these records as well as providing other shareholder services.  Additionally, investors may be charged a fee if they effect transactions through a broker or agent.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

You may Send Money to the Fund by Mail
If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to the Fund in which you are investing) to:

Regular Mail	Overnight Delivery
O’Shaughnessy Tactical Asset Allocation Fund	O’Shaughnessy Tactical Asset Allocation Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

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You may Wire Money to the Fund
If you are making your first investment in the Fund, before you wire funds, please contact the Fund by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

You may then instruct your bank to initiate the wire.  Prior to sending the wire, please call the Fund at 1-877-291-7827 to advise it of the wire and to ensure proper credit upon receipt.  Your bank must include the Fund’s name, your name and account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit:   U.S. Bancorp Fund Services, LLC
A/C No. 112-952-137
FFC:	O’Shaughnessy Tactical Asset Allocation Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Transfer Agent prior to sending a wire in order to ensure proper credit.  If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-291-7827.  Your bank may charge you a fee for sending a wire payment to the Fund.

You may Purchase Additional Shares by Telephone
Unless you have declined the purchase by telephone option on the account application, you may purchase additional shares by calling the Transfer Agent at 1-877-291-7827.  You may not make your initial purchase of Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the appropriate share price next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

When is Money Invested in the Fund?
Your share price will be the NAV plus any applicable sales charge next calculated after the Transfer Agent or your broker receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the O’Shaughnessy Tactical Asset Allocation Fund.  All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern time) will be processed on the next business day.

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What is the Price of the Fund?
Class A shares of the Fund are sold at NAV per share plus any applicable sales charge; Class C shares of the Fund are sold at NAV per share.  The Fund’s NAV per share, or price per share, is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses it owes.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV per share next calculated after your order is received and accepted.

Minimum Investments
The minimum initial investment amount when establishing a new account with the Fund is $2,500 for Class A and Class C shares for all account types. The minimum subsequent investment is $100 for Class A and Class C shares for all account types. The Fund may, in its discretion and with appropriate advance notice, redeem any shareholder account (other than an account participating in the systematic investment program) that has a balance of less than $500. Shareholders will receive written notice at least 30 days in advance of any involuntary redemption and will be given the opportunity to purchase (subject to any applicable sales charges) the number of additional shares needed to bring the account value to $500.

Waiving Your Initial Minimum Investment
The Adviser may waive the initial minimum in certain circumstances, including but not limited to the following:

•	Transfers of shares from existing accounts if the registration or beneficial owner remains the same.
•	Employees of the Adviser and its affiliates and its families.
•	Employees benefit plans sponsored by the Adviser.
•	Certain wrap programs offered by financial intermediaries.
•	Trustees of the Fund and its families.
•	Institutional clients of the Adviser.

Subsequent Investments
You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above.  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to invest additional money by wire, it is important for you to first call the Fund at 1-877-291-7827.

Automatic Investment Plan (“AIP”)
You may make regular monthly investments in the Fund using the AIP.  In order to participate in the AIP, your financial institution must be an Automated Clearing House (“ACH”) member.  An ACH debit is drawn electronically against your account at a financial institution of your choice.  Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund based on the next calculated NAV per share, plus any applicable sales charge.  There is no charge by the Fund for this service.  The Fund may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent at least five days prior to the effective date.  Once the initial minimum investment is made, the subsequent minimum monthly investment amount is $100.  A request to change bank information will require a signature authentication from a Signature Validation Program member or other acceptable financial institution source.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  You will also be responsible for any losses suffered by the Fund as a result.  To establish the AIP, an investor must complete the appropriate section of the account application.  For additional information on the AIP, please call the Transfer Agent at 1-877-291-7827.

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Other Purchase Programs
The following information regarding other purchase programs that the Fund offers is applicable only to holders of Class A and Class C shares.

Exchange Privilege
Class A and Class C shares of the Fund may be exchanged, without any sales charge, for the same class of shares of any other O’Shaughnessy Fund, based on the next determined NAV per share of the Fund after requesting the exchange, subject to minimum purchase requirements and certain limitations.

Exchanges of shares are sales of shares of one Fund and purchases of shares of another Fund.  The sale may result in a gain or loss for federal income tax purposes.  If the shares sold have been held for less than 91 days, the sales charge paid on such shares will be carried over and included in the tax basis of the shares acquired.

When shares that are subject to a CDSC (Class C shares) are exchanged among Funds, the holding period for purposes of computing the contingent deferred sales charge is based upon the date of the initial purchase of such shares from the Fund.  When such shares are redeemed and not exchanged for shares of another Fund, the shares are subject to the contingent deferred sales charge schedule imposed by the Fund from which such shares were originally purchased.

A shareholder wishing to make an exchange may do so by sending a written request to the Fund or by calling 1-877-291-7827.  A shareholder automatically has these exchange privileges unless the shareholder indicates otherwise by checking the applicable box on the account application.

The Fund reserves the right to reject or limit any order to purchase Fund shares through exchange or otherwise and to close any shareholder account when they believe it is in the best interests of the Fund.  Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund may result in the Fund rejecting or limiting, in the Fund’s discretion, additional purchases and/or exchanges or in an account being closed.  Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions.  The Fund may modify, restrict or terminate the exchange privilege at any time.  Shareholders will receive 60 days’ notice of any termination or material amendment to this exchange privilege.

For purposes of determining the sales charge rate previously paid on Class A shares, all sales charges paid on the exchanged shares and on any shares previously exchanged for such shares or for any of its predecessors shall be included.  If the exchanged shares were acquired through reinvestment, those shares are deemed to have been sold with a sales charge rate equal to the rate previously paid on the shares on which the dividend or distribution was paid.  If a shareholder exchanges less than all of such shareholder’s shares, the shares upon which the highest sales charge rate was previously paid are deemed exchanged first.

Exchange requests received on a business day prior to the time shares of the Fund involved in the request are priced will be processed on the date of receipt.  “Processing” a request means that shares of the Fund which the shareholder is redeeming will be redeemed at the NAV per share next determined on the date of receipt.  Shares of the Fund that the shareholder is purchasing will also normally be purchased at the NAV per share next determined on the date of receipt.  Exchange requests received on a business day after the time that shares of the Fund involved in the request are priced will be processed on the next business day in the manner described herein.

Reinstatement Privilege
A holder of Class A shares who has redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class A shares of any other O’Shaughnessy Fund.  Reinstatements are made at the NAV per share (without a sales charge) next determined after the order is received, which must be made within 120 days after the date of the redemption, provided that shares of the Fund into which shareholders desire to reinstate its net proceeds of a redemption of shares of the Fund is available for sale.  Reinstatement at NAV per share is also offered to participants in eligible retirement plans for repayment of principal (and interest) on its borrowings on such plans, provided that shares of the Fund is available for sale.

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Shareholders must notify the Transfer Agent or its authorized dealer of its eligibility to participate in the reinstatement privilege and may be required to provide documentation to the Fund.

Dividend Diversification
A holder of Class A or Class C shares may elect, by completing the appropriate section of the account application form or by calling 1-877-291-7827, to have all dividends and capital gain dividends paid on a class of shares of the Fund invested into shares of the same class of any of the other O’Shaughnessy Funds so long as the investor has a pre-existing account for such class of shares of the other Fund.  Both accounts must be of the same type, either non-retirement or retirement.  If the accounts are retirement accounts, they must both be for the same class and of the same type of retirement plan (e.g., IRA, 403(b)(7), 401(k), Money Purchase and Profit Sharing plans) and for the benefit of the same individual.  If a qualified, pre-existing account does not exist, the shareholder must establish a new account subject to any requirements of the Fund into which distributions will be invested.  Distributions are invested into the selected Fund, provided that shares of such Fund are available for sale, at its NAV per share as of the payable date of the distribution from the Fund.

REDEEMING SHARES

You have the right to redeem all or any portion of your shares of the Fund at its next calculated NAV per share, minus any applicable contingent deferred sales charge, on each day the NYSE is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on its redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will be subject to withholding.  IRA redemption requests must be made in writing.

Redemptions in Writing
You may redeem up to $100,000 of your shares by simply sending a written request to the Fund.  Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear in the account registration.  Please have the signatures guaranteed, if applicable.  You should send your redemption request to:

Regular Mail	Overnight Delivery
O’Shaughnessy Tactical Asset Allocation Fund	O’Shaughnessy Tactical Asset Allocation Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Redemptions by Telephone
Unless you have declined the redemption by telephone option on the account application, you may redeem shares, up to $100,000, on any business day the NYSE is open by calling the Transfer Agent at 1-877-291-7827 before the close of trading on the NYSE.  Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to your designated bank account, or sent via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be applied.  If you are redeeming your entire account balance or a specific share amount, the fee will be deducted from the proceeds.  In the case of a partial redemption or the redemption of a specific dollar amount, the fee will be deducted from your remaining account balance.  There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.  Telephone redemptions cannot be made for retirement plan accounts.  Once a telephone transaction has been placed, it cannot be canceled or modified.

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By establishing telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the request may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Signature Guarantees
A signature guarantee of each account owner is required to redeem shares in the following situations:

—	When ownership is being changed on your account;
—	When redemption proceeds are payable to or sent to any person, address or bank account not on record;
—	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; or
—	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not a signature guarantor.

When are Redemption Payments Made?
No redemption request will become effective until the Transfer Agent has received all documents in good order.  Shareholders should contact the Transfer Agent at 1-877-291-7827 for further information concerning documentation required for redemption of Fund shares.  You may redeem Fund shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally, 4:00 p.m., Eastern time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.

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Redemption payments for telephone redemptions are sent on the next business day after the telephone call is received.  Payments for redemptions requested in writing are normally made promptly, but no later than seven days after the receipt of a valid request.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC.

Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process that may take up to 15 calendar days.  This delay can be avoided by investing by wire to make your purchase.

Systematic Withdrawal Plan (“SWP”)
The Fund offers a SWP whereby you may request that a check drawn in a predetermined amount be sent to you monthly, quarterly or annually.  To start the SWP, your account must have Fund shares with a value of at least $50,000, and the minimum payment amount is $2,500.  The SWP may be terminated or modified by you or the Fund at any time without charge or penalty.  Termination and modification of your SWP should be provided to the Transfer Agent five business days prior to the next withdrawal.  A withdrawal under the SWP involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  The redemption fee will be waived on sales of Fund shares due to participation in the SWP.

Other Redemption Information
Your redemption proceeds are net of any CDSC fees and/or redemption fees.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (redemption-in-kind).  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Tools to Combat Frequent Transactions
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading practices, imposing redemption fees and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund make efforts to identify and restrict frequent trading, the Fund receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise judgment in implementing these tools in a manner that is consistent with shareholder interests.

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Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, the Fund’s Distributor, on behalf of the Fund, has entered into written agreements with the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Redemption Fee
The Fund charges a 2.00% redemption fee on the redemption of Fund shares held for 90 calendar days or less.  This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The FIFO method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvested distributions or on sales of Fund shares due to participation in the Systematic Withdrawal Plan.  Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC, an affiliate of the Transfer Agent, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund (“Distributor”).  Quasar Distributors, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority.  Shares of the Fund are offered on a continuous basis.

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Distribution and Service (Rule 12b-1) Plan
The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund’s Class A shares and Class C shares to pay distribution and service fees for the sale, distribution and servicing of its shares.  The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% and 1.00% of average daily net assets of the Fund’s Class A shares and Class C shares, respectively.  Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan
The Board has approved a Shareholder Servicing Plan (“Service Plan”) for Class A shares and Class C shares of the Fund.  Under the Service Plan, Class A and Class C shares of the Fund may pay service fees of up to 0.25% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.  As these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Payments to Third Parties
The Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to distribution and service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

GENERAL POLICIES

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

—	Vary or waive any minimum investment requirement;
—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
—
Reject any purchase request for any reason.  Generally, the Fund will do this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below a $500 due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund; and
—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “Purchasing Shares.”

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Your financial intermediary may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Fund Mailings
Statements and reports that the Fund sends to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and Semi-Annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding
In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are normally declared and paid by the Fund typically in December.  Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash.

If you elect to receive any distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserve the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

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Distributions made by the Fund will be taxable to shareholders whether received in shares (through reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, under current law, as qualified dividend income, provided certain holding period and other requirements are met.  Distributions reported as capital gain dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held.  There is no requirement that the Fund take into consideration any tax implications to shareholders when implementing its investment strategies.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

By law, the Fund must withhold as backup withholding a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

Additional information related to the tax status of the Fund and the tax consequences of investing in the Fund is contained in the SAI. You should consult your own adviser concerning federal, state and local taxation of distributions from the Fund.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time, because the Fund had not commenced operations prior to the date of this Prospectus.

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Investment Adviser
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, CT 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out its assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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O’Shaughnessy Tactical Asset Allocation Fund

The Fund is a series of Advisors Series Trust.

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial statements and portfolio listings.  The Annual Report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Fund’s website at www.osam.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1-877-291-7827 or by writing to:

O’Shaughnessy Tactical Asset Allocation Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund is also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

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P R O S P E C T U S
October 17, 2011

O’Shaughnessy Tactical Asset Allocation Fund

Class I – [   ]

(the “Fund”)

The Fund is a series of
Advisors Series Trust (the “Trust”)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

O’Shaughnessy Tactical Asset Allocation Fund

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		Class I
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)		None
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.85%
Distribution (Rule 12b-1) Fees		None
Other Expenses (includes Shareholder Servicing Plan Fees)(1)		1.84%
Shareholder Servicing Plan Fees	0.25%
Acquired Fund Fees and Expenses		0.18%
Total Annual Fund Operating Expenses		2.87%
Less: Fee Waiver and Expense Reimbursement(2)		-1.50%
Net Annual Fund Operating Expenses		1.37%
(1)	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
(2)
O’Shaughnessy Asset Management, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 1.19% of average daily net assets of the Fund’s Class I shares (the “Expense Cap”).  The Expense Cap will remain in effect through at least November 30, 2012, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$139	$747

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

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Principal Investment Strategies of the Fund
Under normal market conditions, the Fund allocates its portfolio, either directly or through the use of derivatives, in a variety of asset classes, including, but not limited to, equity securities, fixed income securities, commodity-linked derivatives, real estate investment trusts (“REITs”), money market instruments, exchange-traded funds (“ETFs”) and currencies in proportions which reflect the Adviser’s judgment of the potential returns and risks of each asset class.  The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of market conditions.  The strategy dynamically allocates the Fund’s portfolio across asset classes, and therefore, allocation to particular asset classes may shift quickly and significantly based on market conditions.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to: valuation, price trends and economic conditions.  Portfolio securities may be sold generally upon rebalancings of the Fund’s allocations.  When selling portfolio securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Fund may from time to time emphasize investment in certain sectors of the market.

Equity securities in which the Fund may invest include, but are not limited to, common and preferred stocks of companies of all market capitalizations, convertible securities, rights and warrants to purchase common stock and depositary receipts listed on a U.S. stock exchange, traded through NASDAQ or otherwise in the U.S. over-the-counter market (collectively, the “U.S. Markets”) or a foreign stock exchange or traded in the worldwide over-the-counter market (collectively, “Non-U.S. Markets”).  Fixed income securities in which the Fund may invest include, but are not limited to, those of governments, government agencies, inflation-protected securities, asset-backed securities, municipalities and companies across a wide range of industries and market capitalizations.  Such fixed-income securities may be of any maturity, duration or quality, including those that are rated below investment grade (i.e., “junk bonds”).  The Fund may invest up to 100% of its total assets in the securities of foreign issuers or foreign stock exchanges or traded in the worldwide over-the-counter market (collectively, “Non-U.S. Markets”), including those in emerging markets, and may invest up to 25% of its total assets in REITs or foreign real estate companies.  The Fund may invest up to 100% of its total assets in other investment companies, including ETFs.  Investment companies or ETFs that invest predominantly in a particular asset class are considered an investment in that asset class for the purposes of the Fund’s allocation.  The Fund may purchase and sell certain derivative instruments, such as futures contracts, options, swaps and currency-related transactions involving futures contracts and forward contracts, for various portfolio management purposes, including, but not limited to, reducing transaction costs, increasing overall liquidity of the Fund, gaining exposure to outside markets not ordinarily available, and to mitigate risks.  In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  The Fund may invest up to 100% of its total assets in derivative instruments subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”).  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.  The Fund may also utilize leverage as part of the portfolio management process and may engage in short sale transactions with respect to 25% of the Fund’s total assets.  The Fund may hold money market instruments, cash and cash equivalents in an amount of up to 100% of the portfolio depending on the state of the market and the output of the quantitative selection screen.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following principal risks could affect the value of your investment:

•
Market Risk and Equity Risks. Market risk is the possibility that the market value of securities owned by the Fund will decline.  Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.  The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

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•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
Tactical Asset Allocation Risk. The selection of the Fund assets, and the tactical allocation of the Fund assets among the various market segments, may cause the Fund to underperform other funds with a similar investment objective that do not employ a tactical asset allocation strategy.  The Adviser will make extensive use of trading models to make tactical decisions of when to buy or sell securities.  These models could fail to produce correct trading signals and thus adversely impact the Fund’s returns.  Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

•
Risks of Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Sector Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities Risk.  The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Foreign Currency Risk.  Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country.  Currency management strategies, including forward currency contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

•	Emerging Market Risk. There is an increased risk of price volatility associated with emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
•
REITs and Foreign Real Estate Companies Risk.  Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses.  REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Investment Company Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual Fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Derivative Transactions Risk. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

•
Portfolio Turnover Risk.  The Fund’s tactical investment process is expected to result in a high portfolio turnover rate.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

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•
New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund and the Fund’s share price may therefore be more volatile than the share price of a diversified fund.

•
Commodity Risk.  The Fund may invest in commodity-linked derivatives, which may be subject to significant fluctuations in value resulting from various factors, including changes in overall market movements, commodity index volatility, interest rate changes and other factors affecting a particular industry or commodity.

•	Fixed Income Risks. The following risks are associated with the Fund’s investment in fixed income securities.
•
Prepayment and Extension Risk. The risk that the securities may be paid off earlier or later than expected.  Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

•
Credit Risk.  Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health.  Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.

•
High-Yield Securities Risk.  Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Leverage and Short Sales Risk.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.osam.com or by calling the Fund toll-free at 1-877-291-7827.

Management
Investment Adviser: O’Shaughnessy Asset Management, LLC is the Fund’s investment adviser.

Portfolio Managers:  James O’Shaughnessy, Chief Investment Officer and Lead Portfolio Manager, and Christopher Meredith, Portfolio Manager, have been primarily responsible for the day-to-day management of the Fund since [    ] 2011.

Purchase and Sale of Fund Shares
You may purchase, exchange, or redeem Fund shares on any business day by written request via mail (O’Shaughnessy Tactical Asset Allocation Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-291-7827, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.

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Class I shares require a minimum investment of $1,000,000, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an individual retirement account (“IRA”).  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES, RELATED RISKS AND PORTFOLIO HOLDINGS INFORMATION

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.  The Fund’s investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval.  If the Fund’s investment objective changes, the Fund will provide 60 days’ prior written notice to shareholders before implementing the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.  There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies and Risks
Under normal market conditions, the Fund allocates its portfolio, either directly or through the use of derivatives, in a variety of asset classes, including, but not limited to, equity securities, fixed income securities, commodity-linked derivatives, REITs, money market instruments, ETFs and currencies in proportions which reflect the Adviser’s judgment of the potential returns and risks of each asset class.  The Fund expects that its allocations will shift often and will not have a typical or consistent allocation across these asset classes.  The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of market conditions.  The strategy dynamically allocates the Fund’s portfolio across asset classes, and therefore, allocation to particular asset classes may shift quickly and significantly based on market conditions.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to:  valuation, price trends and economic trends.  Portfolio securities may be sold generally upon rebalancings of the Fund’s allocations.  When selling portfolio securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Adviser’s proprietary quantitatively-driven approach may lead to periods of volatility in returns and the returns on the Fund’s portfolio may or may not move in tandem with the returns of other styles of investing or the overall securities markets.  Investors should consider their long-term investment goals and financial needs when making an investment decision about the Fund.

Equity securities in which the Fund may invest include, but are not limited to, common and preferred stocks of all market capitalizations, convertible securities, rights and warrants, and depositary receipts (i.e., American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) listed on U.S. Markets or Non-U.S. Markets.  The Fund may also invest up to 100% of its total assets in other investment companies, including ETFs.  Investment companies or ETFs that invest predominantly in a particular asset class are considered an investment in that asset class for the purposes of the Fund’s allocation.  Fixed income securities in which the Fund may invest include, but are not limited to, those of governments, government agencies, inflation-protected securities, asset-backed securities, municipalities and companies across a wide range of industries and market capitalizations.  Such fixed-income investments may be of any maturity, duration or quality, including those that are rated below investment grade (i.e., “junk bonds”).  The Fund may invest up to 100% of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 25% of its total assets in REITs or foreign real estate companies.  The Fund may also invest up to 100% of its total assets in certain derivative instruments, such as options, futures contracts, swaps, forward currency contracts and options on futures contracts, for various portfolio management purposes, including, but not limited to, reducing transaction costs, increasing overall liquidity of the Fund, gaining exposure to certain asset classes and to mitigate risks.  The Fund may invest up to 100% of its total assets in commodity-linked instruments, such as commodities futures contracts, and 100% of its total assets in currencies and currency-related instruments, such as forward currency contracts.  The Fund may invest up to 100% of its total assets in derivative instruments subject to the provisions of the 1940 Act.  The Adviser expects that the Fund’s investment strategies may result in a portfolio turnover rate in excess of 100% on an annual basis.  The Fund may also utilize leverage as part of the portfolio management process and may engage in short sale transactions with respect to 25% of the Fund’s total assets.

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The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

The Fund may hold money market instruments, cash and cash equivalents in an amount of up to 100% of its portfolio depending on the state of the market and the output of the quantitative selection screen.  The Fund may from time to time emphasize investment in certain sectors of the market.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

The financial markets in general are subject to volatility and may at times experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities, fixed income securities and derivative instruments, such as futures contracts, options, swaps and currency-related transactions involving futures contracts and forward contracts.  The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid.  New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management or portfolio management.  The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures contracts and currency-related transactions involving futures contracts and forward contracts, and other related instruments and techniques.  Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets.  The Fund’s use of derivatives may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objective and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time.  The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument.  Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction.  Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

The Fund may write (sell) covered call options on its portfolio securities (“covered options”) in an attempt to enhance gain and protect the Fund from downside market risk.  The Fund may write (sell) call options on individual stocks to protect against possible price declines in the securities held or to extend a holding period to achieve long-term capital gain status. The Fund may also write and purchase put options (“puts”).

The Fund may enter into swap agreements.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

The Fund may enter into forward currency contracts.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase.  Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell.

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As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

Related Risks

Market Risk
The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant equity holdings.  Equity holdings tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Management Risk
The skill of the Adviser will play a significant role in the Fund’s ability to achieve its investment objective.  The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, the Fund’s ability to achieve its investment objective depends on the Adviser’s ability to select investments, particularly in volatile stock markets.  The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

Tactical Asset Allocation Risk.
The Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among the securities in which it invests according to the Fund's tactical asset allocation targets and ranges.  It is possible that the Adviser will focus on a security that performs poorly or underperforms other securities under various market conditions.  There are risks associated with the use of the Adviser’s model of quantitative inputs which may not accurately predict future market conditions, or the proper time to buy and sell securities.  You could lose money on your investment in the Fund as a result of these allocation decisions.  Although the Fund will attempt to invest in a number of different asset classes, to the extent that a Fund invests a significant portion of its assets in a single asset class, it will be particularly sensitive to the risks associated with that asset class.

Small, and Medium Sized Company Risk
The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general.  In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies.  Thus, to the extent the Fund invests in smaller or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Sector Risk
To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.  Sector risk is the risk that investments within the same economic sector may decline in price due to sector-specific market or economic developments.  Although the Adviser selects stocks on their individual merits, it is expected that when the Fund’s investments are categorized into their respective economic sectors, some sectors will represent a larger portion of the overall portfolio than other sectors.  As a result, potential negative developments affecting one of the larger sectors could have a greater impact on the Fund than a fund with fewer holdings in that sector.

Foreign Securities Risk
The Fund may invest a portion of its total assets in securities of foreign issuers.  Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars.  Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers.  These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action.  Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

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In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers.  There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.  Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of foreign issuers in the form of depositary receipts, including ADRs, EDRs and GDRs.  Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers.  In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Foreign Currency Risk
Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments.  Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies.  In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency.  The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”).  A foreign currency forward contract is a negotiated agreement between the contracting to exchange a specified amount of currency at a specified future time at a specified rate.  The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount.  Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.  Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.  Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

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Emerging Market Risk
There is an increased risk of price volatility associated with emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.  Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

REITs and Foreign Real Estate Companies Risk
The Fund may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States.  REITs and foreign real estate companies pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans.  REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies.  REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general.  These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of the REITs and/or foreign real estate companies value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market.  REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.  Foreign real estate companies may be subject to laws, rules and regulations governing those entities and its failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.  In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

Investment Company Risk
The Fund may invest in other investment companies, including ETFs.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  The Fund primarily use s such investments to gain exposure to investments in certain foreign markets when local law prohibits the Fund from investing directly in that market and when direct investments in certain countries are not permitted by foreign investors.  ETFs may also be utilized to seek to track the performance of various securities indices.    Investments in other investment companies, including ETFs, may involve duplication of management fees and certain other expenses.

When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

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If the Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Derivative Transactions Risks
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments.  Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.  The Fund complies with applicable regulatory requirements when implementing derivatives, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions.  A more complete discussion of derivatives and its risks is included in the Fund’s SAI.  Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

The Fund’s use of futures may not always be successful.  The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist.  If the Fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to terminate its obligations or minimize its losses under such options prior to their expiration.  If the Fund is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the option in order to realize any profit.  The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis and if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.  Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitation.  The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy.  The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Although the Fund’s strategy with respect to forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Portfolio Turnover Risk
The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons.  The Fund’s tactical investment process is expected to result in a high portfolio turnover rate.  The Fund’s portfolio turnover rate may vary from year to year.  A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.  The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

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New Fund Risk
The Fund is new with no operating history.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversification Risk
As a non-diversified fund, the Fund has added risk because it may invest a greater percentage of assets in a more limited number of issuers compared to diversified mutual funds.  A greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.  (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Commodity Risk
The Fund may invest in commodity-linked derivatives, which may be subject to significant fluctuations in value resulting from various factors, including changes in overall market movements, commodity index volatility, interest rate changes and other factors affecting a particular industry or commodity.  The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Fixed Income Risks:  The following risks are associated with the Fund’s investment in fixed income securities:

•
Prepayment and Extension Risk.  Subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.  In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.  When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

•
Interest Rate Risk.  Interest rate risk refers to the risk that bond prices generally fall as interest rates risk; conversely, bond prices generally rise as interest rates fall.  Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

•
Credit Risk.  Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health.  Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

•
High-Yield Securities Risk.  Fixed income securities receiving below investment grade ratings (i.e., “junk bonds”) may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances.  High-yield, high risk, and lower-rated securities are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities.  These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding.  In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or, a higher profile default.

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Leverage and Short Sales Risk
Subject to certain limitations, the Fund may use leverage in connection with its investment activities and may effect short sales of securities.  These investment practices involve special risks.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash.  Such transactions are considered loans by the Fund and are subject to the risk of default by the other party.  The Fund will only enter into such agreements with parties deemed to be creditworthy by the Fund’s investment adviser under guidelines approved by the Board.

The Fund may hold up to 15% of its net assets in illiquid securities and certain restricted securities.  Such securities may be difficult or impossible to sell at the time and the price that the Fund would like.  Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Fund is contained in the Fund’s SAI.

Temporary Defensive Strategy
When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money market mutual funds, money market instruments including obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit.  Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund.  In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

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Portfolio Holdings Information
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports are available by contacting the O’Shaughnessy Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-877-291-7827 and on the SEC’s website at www.sec.gov.

MANAGEMENT OF THE FUND

Investment Adviser
O’Shaughnessy Asset Management, LLC is the Fund’s investment adviser and delivers a broad range of investment management services to individual investors, institutional investors and the high net-worth clients of financial advisors.  It also serves as a subadviser to a family of mutual funds that are registered in Canada.  As of September 30, 2011, the Adviser managed over $[  ] billion in assets.  The Adviser’s principal office is located at 6 Suburban Avenue, Stamford, Connecticut 06901.

The Adviser provides the Fund with advice on buying and selling securities.  For its services, the Adviser is entitled to receive a monthly management fee of 0.85% based upon the average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Fund’s semi-annual report for the period ended January 31, 2012.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series except the other mutual funds in the O’Shaughnessy family of funds.

Portfolio Managers
The Fund is managed by the Adviser.  The Adviser’s portfolio management team consists of portfolio managers and analysts.  Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are James O’Shaughnessy, Chief Investment Officer and Lead Portfolio Manager, and Christopher Meredith, Portfolio Manager.

Messrs. O’Shaughnessy and Meredith have been associated with the Adviser in an investment capacity since 2007 and began managing the Fund at its inception.  From 2001 to 2007, Mr. O’Shaughnessy was associated in an investment management capacity with Bear Stearns Asset Management.  Prior to joining Bear Stearns Asset Management, Mr. O’Shaughnessy had investment management responsibilities at O’Shaughnessy Capital Management from 1987 to 1999 and at Netfolio, Inc. from 1999 to 2001.  From 2005 to 2007, Mr. Meredith was associated in an investment management capacity with Bear Stearns Asset Management.

Mr. O’Shaughnessy is the lead manager of the Fund.  Any changes to the Fund’s investment strategies, factors, and/or models must be approved by Mr. O’Shaughnessy.  Mr. Meredith is a senior portfolio manager of the Fund.  Mr. Meredith oversees the daily activity, investment transactions, and rebalancing of the Fund, however, Mr. O’Shaughnessy is responsible for the execution of the overall strategy of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Fund Expenses
The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed, however, to waive its management fees and pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) does not exceed its average net assets on an annual basis through at least November 30, 2012, as follows:

Class I
1.19%

The term of the Fund’s operating expenses limitation agreement, subject to its annual approval by the Board, is indefinite and it can only be terminated upon a vote of the Board but will remain in effect at least through November 30, 2012.  Any waiver in management fees or payment of expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on the Fund’s expenses.  The Adviser is permitted to recoup fee waivers and expense payments made in the prior three fiscal years from the date the fees were waived and Fund expenses were paid, subject to these limitations.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  The Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses.

SHAREHOLDER INFORMATION

Description of Share Classes
The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares.  Currently, the Fund has three classes of shares – Class A, Class C and Class I.  Class A and Class C shares are offered in a different Prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•
Class A shares are charged a front-end sales load, a 0.25% Rule 12b-1 distribution and service fee and a 0.25% shareholder servicing plan fee.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

•
Class C shares are charged a CDSC of 1.00%, if they are redeemed within twelve months of purchase.  Class C shares are also charged a 1.00% Rule 12b-1 distribution and service fee and a 0.25% shareholder servicing plan fee.

•
Class I shares are charged a 0.25% shareholder servicing plan fee but are not charged a front-end sales load, a CDSC or a Rule 12b-1 distribution and service fee and are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals.

Class I Shares
Class I shares of the Fund are subject to a 0.25% shareholder servicing plan fee and are offered without any sales charge on purchases or sales and without any ongoing distribution fee.

Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, and (iv) qualified state tuition plan (529 plan) accounts.

Class I share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares.  For plan administrator contact information, participants should contact its respective employer’s human resources department.  Class I share participants in fee-based investment programs should contact the program’s administrator or its financial adviser to purchase shares.  Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by its administrator or financial adviser.  Class I shares institutional clients may purchase shares either directly or through an authorized dealer.

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Share Price
Shares of the Fund are sold at its NAV per share, plus any applicable sales charge.  The Fund normally calculates its NAV per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open for trading.  Shares of the Fund will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The Fund calculates its NAV per share based on the market prices or official closing price of the securities (other than money market instruments) it holds.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange, including ADRs, EDRs and GDRs, is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  The Fund values most money market instruments it holds at its amortized cost.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through its application by the Trust’s valuation committee.

The Fund will process purchase orders that it receives in good order and accept redemption orders that it receives in good order prior to the close of regular trading on a day in which the NYSE is open at the NAV per share determined later that day.  The Fund will process purchase orders that it receives and accepts and redemption orders that it receives after the close of regular trading at the NAV per share determined at the close of regular trading on the next day the NYSE is open.

Good order means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your account application, and (4) a check payable to the Fund.

PURCHASING SHARES

There are several ways to purchase shares of the Fund.  An account application is used if you send money directly to the Fund by mail or wire.  Payment should be made by check in U.S. dollars and drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to the Fund in which you are investing.

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The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

The Fund does not issue share certificates.  The Fund reserves the right to reject any purchase in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at 1-877-291-7827.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-877-291-7827 if you need assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Retirement Accounts
The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-877-291-7827 for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

You may Purchase Shares through an Investment Broker
The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the Fund’s NAV, plus any applicable sales charge, next computed after they are received by an authorized broker or the broker’s authorized designee.  Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Fund or Adviser may pay the broker for maintaining these records as well as providing other shareholder services.  Additionally, investors may be charged a fee if they effect transactions through a broker or agent.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

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You may Send Money to the Fund by Mail
If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to the Fund in which you are investing) to:

Regular Mail	Overnight Delivery
O’Shaughnessy Tactical Asset Allocation Fund	O’Shaughnessy Tactical Asset Allocation Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

You may Wire Money to the Fund
If you are making your first investment in the Fund, before you wire funds, please contact the Fund by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

You may then instruct your bank to initiate the wire.  Prior to sending the wire, please call the Fund at 1-877-291-7827 to advise it of the wire and to ensure proper credit upon receipt.  Your bank must include the Fund’s name, your name and account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit:    U.S. Bancorp Fund Services, LLC
A/C No. 112-952-137
FFC:	O’Shaughnessy Tactical Asset Allocation Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Transfer Agent prior to sending a wire in order to ensure proper credit.  If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-291-7827.  Your bank may charge you a fee for sending a wire payment to the Fund.

You may Purchase Additional Shares by Telephone
Unless you have declined the purchase by telephone option on the account application, you may purchase additional shares by calling the Transfer Agent at 1-877-291-7827.  You may not make your initial purchase of Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the appropriate share price next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

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When is Money Invested in the Fund?
Your share price will be the NAV plus any applicable sales charge next calculated after the Transfer Agent or your broker receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the O’Shaughnessy Tactical Asset Allocation Fund.  All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern time) will be processed on the next business day.

What is the Price of the Fund?
Class I shares of the Fund are sold at NAV per share.  The Fund’s NAV per share, or price per share, is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses it owes.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV per share next calculated after your order is received and accepted.

Minimum Investments
Class I shares require a minimum investment of $1,000,000, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.

Waiving Your Initial Minimum Investment
The Adviser may waive the initial minimum in certain circumstances, including but not limited to the following:

•	Transfers of shares from existing accounts if the registration or beneficial owner remains the same.
•	Employees of the Adviser and its affiliates and its families.
•	Employees benefit plans sponsored by the Adviser.
•	Certain wrap programs offered by financial intermediaries.
•	Trustees of the Fund and its families.
•	Institutional clients of the Adviser.
•	Defined contribution plans or defined contribution plans that the Adviser believes will reach the $1,000,000 minimum within the first year.

The initial minimum investment for Class I shares may also be waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform, provided the aggregate value of such accounts invested in Class I shares is at least $1,000,000 or is anticipated by the Adviser to reach $1,000,000.

Subsequent Investments
You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above.  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to invest additional money by wire, it is important for you to first call the Fund at 1-877-291-7827.

Automatic Investment Plan (“AIP”)
You may make regular monthly investments in the Fund using the AIP.  In order to participate in the AIP, your financial institution must be an Automated Clearing House (“ACH”) member.  An ACH debit is drawn electronically against your account at a financial institution of your choice.  Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund based on the next calculated NAV per share.  There is no charge by the Fund for this service.  The Fund may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent at least five days prior to the effective date.  Once the initial minimum investment is made, the subsequent minimum monthly investment amount is $100.  A request to change bank information will require a signature authentication from a Signature Validation Program member or other acceptable financial institution source.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  You will also be responsible for any losses suffered by the Fund as a result.  To establish the AIP, an investor must complete the appropriate section of the account application.  For additional information on the AIP, please call the Transfer Agent at 1-877-291-7827.

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Other Purchase Programs
Holders of Class I shares of the Fund must contact the plan administrator or its financial adviser to purchase, redeem or exchange shares and to understand the shareholder services available to such holders. Holders of Class I shares in tax-exempt retirement plans should contact the appropriate tax-exempt retirement plan administrator for information regarding the administration of participants’ investments in the shares.

REDEEMING SHARES

You have the right to redeem all or any portion of your shares of the Fund at its next calculated NAV per share, minus any applicable contingent deferred sales charge, on each day the NYSE is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on its redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will be subject to withholding.  IRA redemption requests must be made in writing.

Redemptions in Writing
You may redeem up to $100,000 of your shares by simply sending a written request to the Fund.  Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear in the account registration.  Please have the signatures guaranteed, if applicable.  You should send your redemption request to:

Regular Mail	Overnight Delivery
O’Shaughnessy Tactical Asset Allocation Fund	O’Shaughnessy Tactical Asset Allocation Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Redemptions by Telephone
Unless you have declined the redemption by telephone option on the account application, you may redeem shares, up to $100,000, on any business day the NYSE is open by calling the Transfer Agent at 1-877-291-7827 before the close of trading on the NYSE.  Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to your designated bank account, or sent via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be applied.  If you are redeeming your entire account balance or a specific share amount, the fee will be deducted from the proceeds.  In the case of a partial redemption or the redemption of a specific dollar amount, the fee will be deducted from your remaining account balance.  There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.  Telephone redemptions cannot be made for retirement plan accounts.  Once a telephone transaction has been placed, it cannot be canceled or modified.

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By establishing telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the request may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Signature Guarantees
A signature guarantee of each account owner is required to redeem shares in the following situations:

—	When ownership is being changed on your account;
—	When redemption proceeds are payable to or sent to any person, address or bank account not on record;
—	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; or
—	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not a signature guarantor.

When are Redemption Payments Made?
No redemption request will become effective until the Transfer Agent has received all documents in good order.  Shareholders should contact the Transfer Agent at 1-877-291-7827 for further information concerning documentation required for redemption of Fund shares.  You may redeem Fund shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally, 4:00 p.m., Eastern time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.

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Redemption payments for telephone redemptions are sent on the next business day after the telephone call is received.  Payments for redemptions requested in writing are normally made promptly, but no later than seven days after the receipt of a valid request.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC.

Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process that may take up to 15 calendar days.  This delay can be avoided by investing by wire to make your purchase.

Systematic Withdrawal Plan (“SWP”)
The Fund offers a SWP whereby you may request that a check drawn in a predetermined amount be sent to you monthly, quarterly or annually.  To start the SWP, your account must have Fund shares with a value of at least $50,000, and the minimum payment amount is $2,500.  The SWP may be terminated or modified by you or the Fund at any time without charge or penalty.  Termination and modification of your SWP should be provided to the Transfer Agent five business days prior to the next withdrawal.  A withdrawal under the SWP involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  The redemption fee will be waived on sales of Fund shares due to participation in the SWP.

Other Redemption Information
Your redemption proceeds are net of any CDSC fees and/or redemption fees.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (redemption-in-kind).  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Tools to Combat Frequent Transactions
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading practices, imposing redemption fees and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund make efforts to identify and restrict frequent trading, the Fund receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise judgment in implementing these tools in a manner that is consistent with shareholder interests.

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Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, the Fund’s Distributor, on behalf of the Fund, has entered into written agreements with the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Redemption Fee
The Fund charges a 2.00% redemption fee on the redemption of Fund shares held for 90 calendar days or less.  This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The FIFO method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvested distributions or on sales of Fund shares due to participation in the Systematic Withdrawal Plan.  Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC, an affiliate of the Transfer Agent, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund (“Distributor”).  Quasar Distributors, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority.  Shares of the Fund are offered on a continuous basis.

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Shareholder Servicing Plan
The Board has approved a Shareholder Servicing Plan (“Service Plan”) for Class I shares of the Fund.  Under the Service Plan, Class I shares of the Fund may pay service fees of up to 0.25% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.  As these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Payments to Third Parties
The Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to distribution and service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

GENERAL POLICIES

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

—	Vary or waive any minimum investment requirement;
—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
—
Reject any purchase request for any reason.  Generally, the Fund will do this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below a $500 due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund; and
—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “Purchasing Shares.”

Your financial intermediary may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

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Fund Mailings
Statements and reports that the Fund sends to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and Semi-Annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding
In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are normally declared and paid by the Fund typically in December.  Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash.

If you elect to receive any distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserve the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

Distributions made by the Fund will be taxable to shareholders whether received in shares (through reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, under current law, as qualified dividend income, provided certain holding period and other requirements are met.  Distributions reported as capital gain dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held.  There is no requirement that the Fund take into consideration any tax implications to shareholders when implementing its investment strategies.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

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By law, the Fund must withhold as backup withholding a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

Additional information related to the tax status of the Fund and the tax consequences of investing in the Fund is contained in the SAI. You should consult your own adviser concerning federal, state and local taxation of distributions from the Fund.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time, because the Fund had not commenced operations prior to the date of this Prospectus.

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Investment Adviser
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, CT 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out its assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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O’Shaughnessy Tactical Asset Allocation Fund

The Fund is a series of Advisors Series Trust.

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial statements and portfolio listings.  The Annual Report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Fund’s website at www.osam.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1-877-291-7827 or by writing to:

O’Shaughnessy Tactical Asset Allocation Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund is also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

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STATEMENT OF ADDITIONAL INFORMATION
October 17 , 2011

O’Shaughnessy Tactical Asset Allocation Fund
Class A Shares – [   ]
Class C Shares – [   ]
Class I Shares – [   ]

A Series of Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-877-291-7827

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectuses dated October 17, 2011, as may be revised, for Class A, Class C and Class I shares of the O’Shaughnessy Tactical Asset Allocation Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”).  O’Shaughnessy Asset Management, LLC (the “Adviser”) is the investment adviser to the Fund.  Copies of the Prospectuses may be obtained by contacting the Fund at the address or telephone number above or by visiting the Fund’s website at www.osam.com.

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THE TRUST AND FUND’S HISTORY

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Fund, which is a series of the Trust.

Registration with the SEC does not involve supervision of the management or policies of the Fund.  The Fund’s Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund’s registration statement became effective on October 17, 2011 .

INVESTMENT POLICIES AND RISKS

The following discussion supplements the discussion of the Fund’s investment policies as set forth in the Prospectuses.

Non-Diversification of Investments

The Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that there is no restriction as to how much the Fund may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets.  In addition, the Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.  As a non-diversified investment company, the Fund may be subject to greater risks than diversified investment companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Recent Regulatory Events

The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Equity Securities

Common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Fund may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks
A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks
 The Fund may invest in preferred stock.  Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to other income securities in an issuer’s capital structure.  Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on other income securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.  Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid.  Preferred stock also may provide that, in the event the issuer fails to make a specified number of dividend payments, the holders of the preferred stock will have the right to elect a specified number of directors to the issuer’s board.  Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities
 The Fund may invest in convertible securities.  A convertible security includes any bond, debenture, note, preferred stock, warrant or other security which has the right to be converted into cash or another security or which carries with it the right to purchase any other security, any unit including one of the foregoing, or any other security for which it is expected that one of the foregoing will be received in exchange within a reasonably short period of time in a merger, acquisition, reorganization, recapitalization, or otherwise.  A convertible security generally entitles the holder to exchange it for a fixed number of shares of common stock or other security, usually of the same company, or into cash at fixed prices within a specified period of time.  A convertible security entitles the holder to receive the income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege.  The difference between the market price of the convertible security and the market price of the securities into which it may be converted is called the “premium.”  When the premium is small, the convertible security has performance characteristics similar to an equity security; when the premium is large, the convertible security has performance characteristics similar to a debt security.

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Enhanced Convertible Securities.  The Fund’s investments in convertible securities may include “enhanced” convertibles.  There may be additional types of convertible securities with features not specifically referred to herein in which the Fund may invest consistent with its investment objective and policies.  “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date.  Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names.  Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock.  Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock.  Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.

Synthetic Convertible Securities.  The Fund’s investments in convertible securities may include “synthetic” convertible securities.  A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security.  For example, the Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a security or index.

Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution.  Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security.  Synthetic convertible securities differ from true convertible securities in several respects.  The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component.  Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations.  Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the portfolio management team determines that such a combination would better further the Fund’s investment goals.  In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.

The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline.  In addition, in purchasing a synthetic convertible security, the Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.

Rights and Warrants
 The Fund may invest in rights and warrants.  Warrants are in effect longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time.  Rights are similar to warrants except that they have a substantially shorter term.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.

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Warrants are sometimes sold in unit form with other securities of an issuer.  Units of warrants and common stock may be employed in financing young, unseasoned companies.  The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company and may lack a secondary market.

Small and Medium Sized Companies

Many of the companies in which the Fund may invest will include those that have limited product lines, services, markets, or financial resources, or that are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies or companies with larger capitalizations (“large-sized companies”).  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.

Historically, smaller companies and the stocks of smaller or mid-sized companies (“small-sized companies”) have been more volatile in price than large-sized companies.  Among the reasons for the greater price volatility of these small-sized company stocks are the less certain growth prospects of small-sized companies, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small-sized companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks.  Besides exhibiting greater volatility, small-sized company stocks may, to a degree, fluctuate independently of large-sized company stocks.  Small-sized company stocks may decline in price as large-sized company stocks rise, or rise in price as large-sized company stocks decline.  Investors should therefore expect that a Fund that invests primarily in small-sized companies will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500® Index.

Securities of Foreign Issuers

The Fund may invest in securities of foreign issuers.  The Fund also may purchase foreign securities in the form of ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign companies.  These securities may not necessarily be denominated in the same currency as the underlying securities but generally are denominated in the currency of the market in which they are traded.  ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the ADR holders.  In addition, less information generally is available for an unsponsored ADR than about a sponsored ADR and financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  The Fund may invest in ADRs through both sponsored and unsponsored arrangements.  EDRs are receipts issued in Europe by banks or depositaries which evidence similar ownership arrangements.  GDRs are receipts issued globally by banks or depositaries which evidence similar ownership arrangements.

Foreign Currency Exchange Risks.  To the extent the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the income and appreciation or depreciation of the investments.  Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s yield on such assets.  In addition, the Fund will incur costs in connection with conversions between various currencies.

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The Fund’s foreign currency exchange transactions may be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market.  The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”).  A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate.  The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested or by buying or selling a foreign currency option or futures contract for such amount.  Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received.  Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.  Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.  The Fund may also utilize non-deliverable currency forward contracts, which are synthetic short-term forward contracts on a thinly traded or non-convertible foreign currency where the gain or loss is the difference between a specified exchange rate and the spot rate at the time of settlement.  Such contracts allow investors to hedge or gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors.  Non-deliverable forward currency contracts are cash settled transactions.  In certain less developed countries or with respect to certain currencies, some of these contracts may be relatively illiquid.

The Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities.  It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It simply establishes a rate of exchange which one can achieve at some future point in time.  In addition, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a portfolio has or expects to have portfolio exposure.  The Fund may also engage in proxy hedging, which is defined as entering into positions in one currency to hedge investments denominated in another currency, where two currencies are economically linked.  The Fund’s entry into forward contracts, as well as any use of proxy or cross hedging techniques, will generally require the Fund to segregate cash and/or liquid securities at least equal to the Fund’s obligations throughout the duration of the contract.  The Fund may combine forward contracts with investments in securities denominated in other currencies to achieve desired security and currency exposures.  Such combinations are generally referred to as synthetic securities.  For example, in lieu of purchasing a foreign bond, the Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract’s underlying currency at a future date.  By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to lock in the foreign currency value of the security and adopt a synthetic position reflecting the credit quality of the U.S. dollar-denominated security.

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To the extent required by the rules and regulations of the SEC, the Fund will segregate cash and/or liquid securities in an amount at least equal to the value of the Fund’s total assets committed to the consummation of forward foreign currency exchange contracts.  If the value of the segregated assets declines, additional cash and/or liquid securities will be segregated so that the value of the segregated assets will be at least equal to the amount of the Fund’s commitments with respect to such contracts.  See also “Derivatives.”

Investing in Emerging Market Countries

The Fund may invest in securities of issuers in emerging market countries.  The risks of foreign investment are heightened when the issuer is from an emerging market country.  The extent of economic development, political stability and market depth of such countries varies widely and investments in the securities of issuers in such countries typically involve greater potential gain or loss than investments in securities of issuers in more developed countries.  Emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed markets.  Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed markets and the financial condition of issuers in emerging market countries may be more precarious than in other countries.  Certain countries depend to a larger degree upon international trade or development assistance and, therefore, are vulnerable to changes in trade or assistance which, in turn, may be affected by a variety of factors.  The Fund may be particularly sensitive to changes in the economies of certain countries resulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the U.S. or other countries.

The Fund’s purchase and sale of portfolio securities in emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic or sporadic trading or settlement or limitations on aggregate holdings by foreign investors.  Such limitations may be computed based on the aggregate trading volume by or holdings of the Fund, the Fund’s investment adviser, its affiliates or their respective clients or other service providers.  The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.  Foreign investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments.  For example, certain countries may require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals.  In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests.  Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund.  The repatriation of both investment income and capital from certain emerging market countries is subject to restrictions such as the need for governmental consents.  Due to restrictions on direct investment in securities in certain countries, it is anticipated that the Fund may invest in such countries through other investment funds in such countries.

Many emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economics and securities markets of such countries.  Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures or negotiated by the countries with which they trade.

Many emerging market countries are subject to a substantial degree of economic, political and social instability, governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent.  Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries.  Unanticipated political or social developments may result in sudden and significant investment losses.

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Settlement procedures in emerging market countries are frequently less developed and reliable than those in developed markets.  In addition, significant delays are common in certain markets in registering the transfer of securities.  Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations.  The creditworthiness of the local securities firms used by the Fund in emerging market countries may not be as sound as the creditworthiness of firms used in more developed countries.  As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in those countries may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets.  The Fund’s investments in emerging market countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate.  Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price.  Investments in emerging market countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

The Fund’s use of foreign currency management techniques in emerging market countries may be limited.  Due to the limited market for these instruments in emerging market countries, the Fund does not currently anticipate that a significant portion of the currency exposure in emerging market countries, if any, will be covered by such instruments.

Investment Company Securities

The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the 1940 Act.  This may also include investments in money market mutual funds in connection with the Fund’s management of daily cash positions. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits the Fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) applicable to a fund of funds (i.e., 8.5%).

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Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAVs, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Real Estate Investment Trusts and Foreign Real Estate Companies

The Fund may invest in equity Real Estate Investment Trusts (“REITs”).  Equity REITs pool investors’ funds for investment primarily in commercial real estate properties.  REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.  Equity REITs generally derive their income from rents on the underlying properties and their value is impacted by changes in the value of the underlying property owned by the trusts.  REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general.  REITs are dependent upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value) and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act.  In addition, the Fund indirectly will bear its proportionate share of any expenses paid by REITs in which they invest.

The Fund may invest in foreign real estate companies.  Investing in foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way foreign real estate companies are organized and operated.  Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.  In addition, foreign real estate companies, like U.S. REITs and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders.  As a result, shareholders will absorb their proportional share of duplicate levels of fees when the Fund invests in foreign real estate companies.

Repurchase Agreements

The Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash.  A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period.  Repurchase agreements involve certain risks in the event of default by the other party.  The Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy by the Adviser under guidelines approved by the Board.  The Fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by the Fund, would exceed the Fund’s limitation on illiquid securities.  The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation.  In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible lack of access to income on the underlying security during this period; and (c) expenses of enforcing its rights.

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For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that certain funds advised or sub-advised by the Adviser or certain of its affiliates would otherwise invest separately into a joint account.  The cash in the joint account is then invested in repurchase agreements and the Fund that contributed to the joint account share pro rata in the net revenue generated.  The Adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for the Fund than would be available to the Fund investing separately.  The manner in which the joint account is managed is subject to conditions set forth in an exemptive order from the SEC permitting this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Repurchase agreements are fully collateralized by the underlying securities and are considered to be loans under the “1940 Act.  The Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked-to-market daily at not less than the repurchase price.  The underlying securities (normally securities of the U.S. government, its agencies or instrumentalities) may have maturity dates exceeding one year.

Fixed Income and High-Yield Securities

Fixed income securities include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.  Fixed income securities that will be eligible for purchase by the Fund include, but are not limited to, those of governments, government agencies, inflation-protected securities, asset-backed securities, municipalities, investment grade and high-yield corporate debt securities.  Investment grade securities are those rated BBB or better by Standard & Poor’s® Ratings Group (“S&P®”) and those rated Baa or better by Moody’s Investors Service©, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  High-yield securities, or “junk bonds,” are rated less than investment grade.

The Fund reserves the right to invest in securities rated lower than BBB by S&P® or lower than Baa by Moody’s.  High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, but are not a guarantee of quality and may be reduced after the Fund has acquired the security.  If a security’s rating is reduced while it is held by the Fund, the Adviser will consider whether the Fund should continue to hold the security but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

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Fixed income securities with longer maturities generally entail greater risk than those with shorter maturities.

Derivatives

The Fund may, but is not required to, use various derivative investment strategies as described below.  Derivatives may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income.  Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any derivative by the Fund is a function of numerous variables including market conditions.  The Fund complies with applicable regulatory requirements when implementing derivatives, including the segregation of liquid assets when mandated by SEC rules or SEC staff positions.  Although the portfolio management team seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

            Derivatives utilized by the Fund may involve the purchase and sale of derivative instruments.  A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate, or index.  Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets.  Certain derivative instruments which the Fund may use and the risks of those instruments are described in further detail below.  The Fund may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with the Fund’s investment objective and policies.  Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein.  No assurance can be given that any derivatives strategy employed by the Fund will be successful.

General Risks of Derivatives

The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives.  Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments.  The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself.  Certain risk factors generally applicable to derivative transactions are described below.

•
Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to the Fund’s interests.  The Fund bears the risk that the portfolio management team may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for the Fund.

•
Derivatives may be subject to pricing or “basis” risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments.  Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

•	Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to the Fund.

•
Using derivatives as a hedge against a portfolio investment subjects the Fund to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in the Fund incurring substantial losses.  This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative.  The use of derivatives for “cross hedging” purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.

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•
While using derivatives for hedging purposes can reduce the Fund’s risk of loss, it may also limit the Fund’s opportunity for gains or result in losses by offsetting or limiting the Fund’s ability to participate in favorable price movements in portfolio investments.

•
Derivative transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired.  In the event that the Fund enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, that Fund will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly.

•
The use of certain derivatives transactions involves the risk of loss resulting from the insolvency or bankruptcy of the other party to the contract (the “counterparty”) or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract.  In the event of default by a counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

•
Liquidity risk exists when a particular derivative is difficult to purchase or sell.  If a derivative transaction is particularly large or if the relevant market is illiquid, the Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

•
Certain derivatives transactions, including forward contracts and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the CFTC or the SEC.  Instead, such OTC derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers.  OTC derivatives transactions can only be entered into with a willing counterparty.  Where no such counterparty is available, the Fund will be unable to enter into a desired transaction.  There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case the Fund may be required to hold such instruments until exercise, expiration or maturity.  Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions.  OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result the Fund would bear greater risk of default by the counterparties to such transactions.

•
The Fund may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

•
As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in losses substantially greater than the amount invested in the derivative itself.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Certain derivatives may be considered illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.

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•
Certain derivative transactions may give rise to a form of leverage.  Leverage associated with derivative transactions may cause the Fund to sell portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged.

•
Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures.  Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the Untied States.  Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on the Fund’s ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

•
Currency derivatives are subject to additional risks.  Currency derivatives transactions may be negatively affected by government exchange controls, blockages, and manipulations.  Currency exchange rates may be influenced by factors extrinsic to a country’s economy.  There is no systematic reporting of last sale information with respect to foreign currencies.  As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions.  Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for the Fund to respond to such events in a timely manner.

Futures Contracts
            A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time (the “settlement date”).  Futures contracts may be based on a specified security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (forward contracts and currency futures).  The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument.  The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be “long” the contract.  The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be “short” the contract.  Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction.  Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term.

Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures and interest rate futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to interest rates, foreign currencies and broad-based securities indexes).  In the case of cash settled futures contracts, the settlement amount is equal to the difference between the reference instrument’s price on the last trading day of the contract and the reference instrument’s price at the time the contract was entered into.  Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased).  All futures transactions (except currency forward contracts) are effected through a clearinghouse associated with the exchange on which the futures are traded.

The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date.  However, both the buyer and seller are required to deposit “initial margin” with a futures commodities merchant when the futures contract is entered into.  Initial margin deposits are typically calculated as a percentage of the contract’s market value.  If the value of either party’s position declines, the party will be required to make additional “variation margin” payments to settle the change in value on a daily basis.  The process is known as “marking-to-market.”  Upon the closing of a futures position through an the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to the Fund.

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In addition, the Fund may be required to maintain segregated liquid assets in order to cover futures transactions.  The Fund will segregate liquid assets in an amount equal to the difference between the market value of a futures contract entered into by the Fund and the aggregate value of the initial and variation margin payments made by the Fund with respect to such contract.

Currency Forward Contracts and Currency Futures.  A foreign currency forward contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate.  The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract.  Settlement of a foreign currency forward contract for the purchase of most currencies typically must occur at a bank based in the issuing nation.  Currency futures are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date.  Most currency futures call for payment or delivery in U.S. dollars.  Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into forward contracts.

Additional Risk of Futures Transactions.  The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments.  Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.  The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself.  Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•
The risk of loss in buying and selling futures contracts can be substantial.  Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to the Fund.

•
Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin.  In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, the Fund would be required to make daily cash payments to maintain its required margin.  The Fund may be required to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so.  The Fund could lose margin payments deposited with a futures commodities merchant if the futures commodities merchant breaches its agreement with the Fund, becomes insolvent or declares bankruptcy.

•
Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day.  Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit.  If futures contract prices were to move to the daily limit for several trading days with little or no trading, the Fund could be prevented from prompt liquidation of a futures position and subject to substantial losses.  The daily limit governs only price movements during a single trading day and therefore does not limit the Fund’s potential losses.

•
Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

Options on Securities
The Fund may purchase and write call and put options on securities and securities indices.

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Call Options. The Fund may write (sell) covered call options to on its portfolio securities (“covered options”) in an attempt to enhance gain and protect the Fund from downside market risk.  The Fund may write call options on individual stocks to protect against possible price declines in the securities held or to extend a holding period to achieve long-term capital gain status.

When the Fund writes a covered call option, it gives the purchaser of the option the right, upon exercise of the option, to buy the underlying security at the price specified in the option (the “exercise price”) at any time during the option period, generally ranging up to nine months.  If the option expires unexercised, the Fund will realize income to the extent of the amount received for the option (the “premium”).  If the call option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price.  By writing a covered option, the Fund forgoes, in exchange for the premium less the commission (“net premium”) the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

The Fund may terminate its obligation as writer of a call option by purchasing an option with the same exercise price and expiration date as the option previously written.  This transaction is called a “closing purchase transaction.”

Closing sale transactions enable the Fund immediately to realize gains or minimize losses on its option positions.  There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist.  If the Fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to terminate its obligations or minimize its losses under such options prior to their expiration.  If the Fund is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the option in order to realize any profit.

The hours of trading for options may not conform to the hours during which the underlying securities are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.  The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Put Options. The Fund may write (sell) and purchase put options (“puts”).  If the Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options).  Purchasing put options may be used as a portfolio investment strategy when the Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security.  The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement less the premium paid to purchase the option.  If the Fund is holding a security which the Adviser feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving the Fund the right to sell such security at a certain strike price throughout the term of the option.  Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put.  The difference between the put’s strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security.  If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs.  If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

When the Fund writes a put, it receives a premium and give the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period.  If the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.  The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written.  Similarly, the Fund may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

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Options on Securities Indices.  The Fund may write (sell) covered call options on securities indices in an attempt to increase gain.  A securities index option written by the Fund would obligate it, upon exercise of the options, to pay a cash settlement, rather than to deliver actual securities, to the option holder.  Although the Fund will not ordinarily own all of the securities comprising the stock indices on which it writes call options, such options will usually be written on those indices which correspond most closely to the composition of the Fund’s portfolio.  As with the writing of covered call options on securities, the Fund will realize a gain in the amount of the premium received upon writing an option if the value of the underlying index increases above the exercise price and the option is exercised, the Fund will be required to pay a cash settlement that may exceed the amount of the premium received by the Fund.  The Fund may purchase call options in order to terminate its obligations under call options it has written.

The Fund may purchase and/or write (sell) call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund’s securities or securities the Fund intends to buy.  Unlike an option on securities, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right, upon the exercise of the option, to receive a cash “exercise settlement amount” equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed “index multiplier.”

A securities index fluctuates with changes in the market value of the securities included in the index.  For example, some securities index options are based on a broad market index such as the Standard & Poor’s 500® Index or the Value Line Composite Index, or a narrower market index such as the Standard & Poor’s 100® Index.  Indices may also be based on industry or market segments.

The Fund may purchase put options in order to hedge against an anticipated decline in stock market prices that might adversely affect the value of the Fund’s portfolio securities.  If the Fund purchases a put option on a stock index, the amount of payment it receives on exercising the option depends on the extent of any decline in the level of the stock index below the exercise price.  Such payments would tend to offset a decline in the value of the Fund’s portfolio securities.  If, however, the level of the stock index increases and remains above the exercise price while the put option is outstanding, the Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs.  Such loss may be partially offset by an increase in the value of the Fund’s portfolio securities.  The Fund may write put options on stock indices in order to close out positions in stock index put options which it has purchased.

The Fund may purchase call options on stock indices in order to participate in an anticipated increase in stock market prices or to lock in a favorable price on securities that it intends to buy in the future.  If the Fund purchases a call option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the stock index above the exercise price.  Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks.  Such payments may also offset increases in the price of stocks that the Fund intends to purchase.  If, however, the level of the stock index declines and remains below the exercise price while the call option is outstanding, the Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs.  Such loss may be partially offset by a reduction in the price the Fund pays to buy additional securities for its portfolio.  The Fund may write call options on stock indices in order to close out positions in stock index call options that it has purchased.

The effectiveness of hedging through the purchase of options on securities indices will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected stock index.  Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the stock indices on which the options are available.  In addition, the purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

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Swaps
The Fund may enter into swap agreements.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis and if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the custodian that satisfies the 1940 Act.  The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitation.  The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy.  The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.  The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

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The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Combined Transactions
            Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations futures contracts and forward contracts) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position.  Combined transactions typically contain elements of risk that are present in each of the component transactions.  The Fund may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the portfolio management team, it is in the best interest of the Fund to do so.  Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

Regulatory Matters
            As described herein, the Fund may be required to cover its potential economic exposure to certain derivatives transactions by holding an offsetting financial position and/or segregating liquid assets equal in value to the Fund’s potential economic exposure under the transaction.  The Fund will cover such transactions as described herein or in such other manner as may be in accordance with applicable laws and regulations.  Assets used to cover derivatives transactions cannot be sold while the derivatives position is open, unless they are replaced by other appropriate assets.  Segregated liquid assets and assets held in margin accounts are not otherwise available to the Fund for investment purposes. If a large portion of the Fund’s assets are used to cover derivatives transactions or are otherwise segregated, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Fund’s use of derivatives may be limited by the requirements of the Code, for qualification as a regulated investment company.

Money Market Securities

The Fund may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, money market mutual funds, bankers’ acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. government securities, obligations of savings institutions and repurchase agreements.

Government Obligations

The Fund may make short term investments in U.S. Government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury Department; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

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The Fund may invest in sovereign debt obligations of foreign countries.  A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.  Emerging market governments could default on their sovereign debt.  Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt.  The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

Exchange-Traded Notes

The Fund may invest in exchange-traded notes (“ETNs”).  An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index.  ETNs are publically traded on a U.S. securities exchange.  An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its NAV; the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share.  Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

Initial Public Offerings

The Fund may purchase shares in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as brokerage commissions and transaction costs.  By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Investing in IPOs increases risk because IPO shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Short Sales

The Fund is authorized to make short sales of securities.  In a short sale, the Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security.  To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  The Fund is said to have a “short position” in the securities sold until it delivers them to the broker.  The period during which the Fund has a short position can range from as little as one day to more than a year.  Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.  To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

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Short sales by the Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale.  Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Illiquid Securities

As a non-principal strategy, the Fund may hold up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).  The Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.  Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Fund is permitted to sell restricted securities to qualified institutional buyers.

Restricted Securities

The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.

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Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Lending of Portfolio Securities
The Fund may lend its portfolio securities in order to generate additional income.  Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.  Generally, the Fund may lend portfolio securities to securities broker-dealers or financial institutions if:  (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Fund at any time; (3) the Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Fund is able to exercise all voting rights with respect to the loaned securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Fund’s assets.  As part of participating in a lending program, the Fund will invest its cash collateral only in investments that are consistent with the investment objectives, principal investment strategies and investment policies of the Fund.  All investments made with the cash collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.  Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower shall be at the Fund’s risk.

Borrowing

Subject to the limitations described under “Investment Restrictions” below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes.  Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so.  This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.  Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells holdings at that time.  Borrowing, like other forms of leverage, will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any.  The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

In addition to borrowing money, the Fund may enter into other investment transactions that may be viewed as forms of financial leverage – for example, entering into reverse repurchase agreements, dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery, or forward commitment transactions, or using derivatives such as swaps, futures, forwards and options.

A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the instrument at a specified time and price.  Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement.  Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash.

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Dollar rolls are transactions in which the Fund sells mortgage-related securities, such as a security issued by GNMA, for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date at a pre-determined price.  Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar-roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities that are “substantially identical.”  To be considered “substantially identical,” the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

The Fund will typically segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements and dollar rolls.  Reverse repurchase agreements and, dollar rolls involve leverage risk and the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities that the Fund sold and is obligated to repurchase.  In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.  Reverse repurchase agreements and dollar rolls will be subject to the Fund’s limitations on borrowings as specified under “Investment Restrictions” below.

Temporary Defensive Strategy

When market conditions dictate a more defensive investment strategy as described in the Fund’s Prospectuses, the Fund may deviate temporarily from fundamental and non-fundamental investment policies without a shareholder vote or without prior contemporaneous notification to shareholders during exigent situations.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund may not:

1.	Borrow money, except as permitted under the 1940 Act;

2.	Issue senior securities, except as permitted under the 1940 Act;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.
Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit the Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements, subject to the limitations of the 1940 Act;

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5.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (although the Fund may purchase and sell securities which are backed by real estate and securities of companies which invest or deal in real estate);

6.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are backed by physical commodities; or

7.	Make loans, except as permitted under the 1940 Act.

The Fund observes the following restrictions as a matter of operating but not fundamental policy which may be changed without shareholder vote.  Except as noted below, the Fund may not:

1.	Make investments for the purpose of exercising control or management; or

2.	Hold, in the aggregate, more than 15% of its net assets in illiquid securities.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Fund maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  These Disclosure Policies have been approved by the Board.  Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, the Adviser may select certain portfolio characteristics for distribution to the public with such frequencies and lag times as the Adviser determines to be in the best interests of shareholders.

Pursuant to the Disclosure Policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

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•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;
•	The disclosure is made with the approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee; or
•	The disclosure is made pursuant to a confidentiality agreement.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders.  These persons are:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which may receive such information between the seventh and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Board; and the Trust’s attorneys and independent registered public accounting firm (currently, Paul Hastings LLP (“Paul Hastings”) and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in its sole discretion.

Neither the Adviser nor the Fund may receive compensation in connection with the disclosure of information about the Fund’s portfolio securities.  In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Fund, and shall report such determination to the Adviser’s Board of Directors and to the Fund’s Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

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In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board, all of whom are independent of the Adviser.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined below.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objective, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, business addresses, principal occupations during the past five years and other directorships held during the past five years are set forth in the table below.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years

Sallie P. Diederich (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since January 2011.	Independent Mutual Fund Consultant, (1995 to present); Advisor Corporate Controller, Transamerica Fund Management Company (1994 to 1995); Senior Vice President, Mutual Fund and Custody Operations, Putnam Investments (1992 to 1993); Vice President and Controller, Mutual Fund Accounting, American Capital Mutual Funds (1986 to 1992).	6	Trustee, Advisors Series Trust (for series not affiliated with the Fund) .

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years

Donald E. O’Connor (age 75) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	6	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Trustee, The Forward Funds (35 portfolios).

George J. Rebhan (age 77) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	6	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Independent Trustee from 1999 to 2009, E*TRADE Funds.

George T. Wofford (age 72) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	6	Trustee, Advisors Series Trust (for series not affiliated with the Fund) .

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years

Joe D. Redwine(3) (age 64) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	6	Trustee, Advisors Series Trust (for series not affiliated with the Fund) .

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Joe D. Redwine (age 64) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Douglas G. Hess (age 44) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 50) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Michael L. Ceccato (age 54) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present); General Counsel/Controller, Steinhafels, Inc. (September 1995 to February 2008).

Jeanine M. Bajczyk, Esq. (age 46) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present); Senior Counsel, Wells Fargo Funds Management, LLC (May 2005 to May 2006); Senior Counsel, Strong Financial Corporation (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series, except for the O’Shaughnessy family of funds.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation

Set forth below is the anticipated compensation to be received by the Independent Trustees from the Fund for the fiscal year ending July 31, 2012.  The Independent Trustees receive an annual trustee fee of $50,000 per year with no additional fee for special meetings.  The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

	Estimated Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Estimated Compensation from Fund Complex Paid to Trustees(1)
Name of Independent Trustee
Sallie P. Diederich	$1,219	None	None	$6,095
Donald E. O’Connor	$1,219	None	None	$6,095
George J. Rebhan	$1,219	None	None	$6,095
George T. Wofford	$1,219	None	None	$6,095
Name of Interested Trustee
Joe D. Redwine	None	None	None	None

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(1)
There are currently numerous series comprising the Trust.  The term “Fund Complex” refers only to the Fund and the O’Shaughnessy family of funds and not to any other series of the Trust.  For the fiscal year ending July 31, 2012, Trustees’ fees are estimated in the amount of $200,000.

Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s advisers, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, a Qualified Legal Compliance Committee (the “QLCC”) and a Valuation Committee, which are discussed in greater detail under “Board Committees,” below.  Currently, more than seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s Distributor and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to-day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

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Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Advis e r and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Sallie P. Diederich.  Ms. Diederich is experienced with financial, accounting, investment and regulatory matters through her position as an independent mutual fund management consultant.  Prior to establishing her own consulting business, Ms. Diederich gained substantial experience in mutual fund operations and accounting through senior positions at large mutual fund complexes.  Ms. Diederich is a Certified Public Accountant and serves as the Trust’s Audit Committee Financial Expert.

Donald E. O’Connor.  Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the U.S. Securities and Exchange Commission.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and advisers.

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George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Valuation Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each fund’s investment risks.  Each fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Mr. Rebhan is the Chairman of the Audit Committee.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of the fund’s pricing and financial reporting.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is currently comprised of Ms. Diederich and Messrs. O’Connor, Rebhan and Wofford.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Amended and Restated By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.

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The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Trustees and representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

No Trustee owned shares of the Fund as of the calendar year ended December 31, 2010, which is prior to the inception date of the Fund.

As of December 31, 2010, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the  two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

CODES OF ETHICS

The Trust, the Adviser and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser, as a matter of policy and as a fiduciary to its clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of its clients.  The Adviser maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about its proxy policies and practices. To fulfill its responsibility, the Adviser has retained the use of third party service providers.  These third party service providers include Institutional Shareholder Services and Broadridge Investor Communication Solutions, Inc.  Absent mitigating circumstances and/or conflicts of interest, it is the general policy that proxy votes will be consistent with the recommendation of the senior management of the issuer.  Additionally, the Adviser will monitor corporate actions of individual issuers and investment companies to ensure that the proxies are voted in the best interests of the shareholders.

The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling toll-free 1-877-291-7827 and on the SEC’s website at www.sec.gov.

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CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of that Fund.

Since the Fund was not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of any Fund’s outstanding shares.

INVESTMENT ADVISER

O’Shaughnessy Asset Management, LLC, 6 Suburban Avenue, Stamford, Connecticut 06901 acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  O’Shaughnessy Family Partners, LLC, of which Mr. James O’Shaughnessy is the majority owner through his 70% ownership interest, owns 79.5% of the Adviser and is, therefore, a control person of the Adviser.  Mr. O’Shaughnessy is the Chairman and CEO of the Adviser as well as Chief Investment Officer and the Lead Portfolio Manager of the Fund.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund a management fee in the amount of 0.85% computed daily and payable monthly, based upon the average daily net assets of the Fund.

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Adviser, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

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Though the Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses tables of the Prospectuses.  Any such waivers made by the Adviser in its management fees or payment of expenses which are the Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.

PORTFOLIO MANAGERS

The Fund is managed by Messrs. James O’Shaughnessy and Christopher Meredith who each serve as co-portfolio managers of the Fund.  The following table provides information regarding other accounts managed by Mr. O’Shaughnessy as of July 31, 2011:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed
Non-U.S. Registered Investment Companies	13	$3,424,377,625
Other Pooled Investment Vehicles	1	$6,386,762
Other Accounts	2,855	$1,616,558,029

The following table provides information regarding other accounts managed by Mr. Meredith as of September 30, 2011:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed
Non-U.S. Registered Investment Companies	13	$3,424,377,625
Other Pooled Investment Vehicles	1	$6,386,762
Other Accounts	2,855	$1,616,558,029

The portfolio managers manages one pooled investment vehicle with assets for which the advisory fee is based on performance.

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Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest.  For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts.  In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund.  Except as described above, the portfolio managers of the Fund do not currently manage assets for other investment companies, pooled investment vehicles or other accounts that charge a performance fee.  In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s employee benefits and/or deferred compensation plans.  The portfolio manager may have an incentive to favor these accounts over others.  If the Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.  The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Portfolio managers of the Fund receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below.  The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

Base salary compensation.  Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary compensation.  In addition to base compensation, portfolio managers may receive discretionary compensation.  Discretionary compensation can include: (i) cash bonus and (ii) equity in O’Shaughnessy Asset Management, LLC.  Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances.  These factors include: (i) revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager; (ii) contribution to the business objectives of the Adviser; (iii) market compensation survey research by independent third parties; and (iv) other qualitative factors, such as contributions to client objectives.

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Fund.  USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

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Pursuant to the Administration Agreement, as compensation for its services, USBFS receives annually from the Fund, a fee based on the O’Shaughnessy Funds’ current average daily net assets of: $170,000 for the first $300 million, 0.04% on the next $700 million and 0.01% on the balance above $1 billion.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also acts as transfer agent (the “Transfer Agent”), dividend disbursing agent and fund accountant under separate agreements.  Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost of the CCO services is allocated to the Fund by the Board.

Custodian

Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Fund’s assets, holds the Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Fund.  The Administrator, Transfer Agent, Custodian and the Fund’s Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 1910 3 , is the independent registered public accounting firm for the Fund whose services include auditing the Fund’s financial statements and the performance of related tax services.

Paul Hastings LLP, 75 East 55th Street, New York, New York 10022, serves as counsel to the Trust and provides counsel on legal matters relating to the Fund.  Paul Hastings also serves as independent legal counsel to the Board of Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.

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While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, as amended, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds.  In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of the Fund’s shares is continuous.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

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DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

Rule 12b-1 Distribution and Service Plan

The Fund has adopted on behalf of its Class A and Class C shares a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Class A shares of the Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of its average daily net assets and the Class C shares of the Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 1.00% its average daily net assets.  The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services.  Amounts paid under the Plan, by the Fund, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Fund’s Class A and Class C shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Fund.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.

Under the Plan, the Trustees are furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Fund’s principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

As of the date of this SAI, the Fund has not made any payments to the Distributor.

Shareholder Servicing Plan

In addition, the Board approved the implementation of a Shareholder Servicing Plan (the “Servicing Plan”) separate and distinct from the Plan, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, Class A, Class C and Class I shares of the Fund will pay the Adviser a monthly fee at an annual rate of up to 0.25% of each class’ average daily net assets.  The Adviser will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Adviser receives from the Fund under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Fund’s shares owned by its customers.

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As of the date of this SAI, the Fund has not made any payments to the Adviser for such shareholder servicing functions.

DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

The securities in the Fund’s portfolio, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectuses regarding the purchase and redemption of Fund shares.

How to Buy Shares

In addition to purchasing shares of the Fund by mail or by telephone, you may purchase shares of the Fund from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

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The public offering price of Class A is the NAV per share plus any applicable sales charge and for Class C and Class I is the NAV per share.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form, as discussed in the Fund’s Prospectuses.  In order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

Additionally, the Adviser may waive the initial minimum in certain circumstances, including but not limited to the following:

•	Transfers of shares from existing accounts if the registration or beneficial owner remains the same.
•	Employees of the Adviser and its affiliates and their families.
•	Employee benefits plans sponsored by the Adviser.
•	Certain wrap programs offered by financial intermediaries.
•	Trustees of the Fund and their families.
•	Institutional clients of the Adviser.
•	Defined contribution plans or defined contribution plans that the Adviser believes will reach the $1,000,000 minimum within the first year.

The initial minimum investment for Class I shares may also be waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform, provided the aggregate value of such accounts invested in Class I shares is at least $1,000,000 or is anticipated by the Adviser to reach $1,000,000.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

Automatic Investment Plan

As discussed in the Prospectuses, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.  Shares held less than ninety calendar days are subject to a redemption fee as explained in the Prospectuses.

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Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the Transfer Agent fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the Transfer Agent.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event that the Fund would to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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Sales Charges and Dealer Reallowance

Class A shares are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 0.25% of average daily net assets and shareholder servicing plan fees of up to 0.25% of average daily net assets that are each assessed against the shares of the Fund.

If you purchase Class A shares of the Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows and the dealer reallowance is as shown in the far right column:

Class A Shares
Sales Charge Schedule

Amount of Transaction	Sales Charge as % of Public Offering Price*	Sales Charge as % of Net Amount Invested	Dealer Reallowance as a Percentage of Public Offering Price
Less than $50,000	5.25%	5.54%	5.25%
$50,000 but less than $100,000	4.50%	4.71%	4.50%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	**	**	**

*Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
**The Transfer Agent will assess Class A purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within twelve months from the date of purchase, unless the dealer of record waived its commission.  The 1.00% is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

A redemption fee of 2.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class A shares of the Fund held for 90 calendar days or less after purchase, using the first-in, first-out (“FIFO”) method.

Breakpoints/Volume Discounts and Sales Charge Waivers

Reducing Your Sales Charge.  You may be able to reduce the sales charge on Class A shares of the Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares within 120 days of the date of the redemption.

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By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Purchases made during the 90 days prior to signing an LOI can be taken into consideration towards fulfillment of the LOI, no sales charge adjustment will be made to these purchases.  The reduced sales charge will only apply to new purchases.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Fund’s Transfer Agent will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount. For example, an investor has $5,000 to invest in the Fund, but intends to invest an additional $5,000 per month for the next 13 months for a total of $70,000.  Based on the above breakpoint schedule, by signing the LOI, the investor pays a front-end load of 4.50% rather than 5.25%.  If the investor fails to meet the intended LOI amount in the 13-month period, however, the mutual fund company will charge the higher sales load retroactively.

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Rights of Accumulation (“ROA”) allow you to combine shares you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of shares of the Fund already owned and adding the dollar amount of your current purchase.  For example, an individual has a $35,000 investment in the Fund, which was sold with a 5.25% front-end load.  The investor intends to open a second account and purchase $25,000 of the Fund.  Using ROA, the new $25,000 investment is combined with the existing $35,000 investment to reach the $50,000 breakpoint, and the sales charge on the new investment is 4.50% (rather than the 5.25% for a single transaction amount).

Eligible Accounts.  Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase:

•	Individual or joint accounts held in your name;

•	IRAs (Traditional, Roth, SEP, and SIMPLE IRAs);

•	Coverdell Education Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

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Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

Waiving Your Sales Charge. The Adviser reserves the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV per share without a sales charge:

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•	Current and retired employees, directors/trustees and officers of:
o	Advisors Series Trust;
o	O’Shaughnessy Asset Management, LLC and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	the Fund’s Transfer Agent;
o	broker-dealers who act as selling agents; and
o	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

The Adviser also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.

Class C Shares

You can buy Class C shares at the NAV without an up-front sales charge.  If you sell (redeem) your Class C shares within 1 year of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.  For example, if you purchased $10,000 worth of shares, which due to market fluctuation have appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase.  If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value.  For purposes of calculating the CDSC, the start of the 12 month holding period is the first day of the month in which the purchase was made.  The Fund will use the FIFO method when taking the CDSC.  Class C shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 1.00% of average daily net assets and shareholder servicing plan fees of up to 0.25% of average daily net assets that are each assessed against the shares of the Fund.

A redemption fee of 2.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class C shares of the Fund held for 90 calendar days or less after purchase, using the FIFO method.

Investments of $1 million or more for purchase into Class C will be rejected.  Your financial intermediary is responsible for placing individual investments of $1 million or more into Class A.

Waiving Your CDSC.  The Fund reserves the right to waive the CDSC for certain groups or classes of shareholders.  If you fall into any of the following categories, you can redeem Class C shares without a CDSC:

•	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.
•	You will not be assessed a CDSC on Fund shares redeemed for account and transaction fees (e.g., returned investment fee) and redemptions through a systematic withdrawal plan.
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The Fund waives the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans.  (See your retirement plan information for details.)

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The Fund waives the CDSC for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares.  (“Disabled” is defined in Internal Revenue Code Section 72(m)(7).)

•	The Fund waives the CDSC for redemptions made at the direction of the Trust in order to, for example, complete a merger or effect the Fund’s liquidation.

The Fund waives the Class C shares CDSC if the dealer of record waived its commission with the Fund’s or Adviser’s approval.

Class I Shares

Class I shares are subject to a shareholder servicing plan fee of up to 0.25% of average daily net assets and are offered without any sales charge on purchases or sales and without any ongoing distribution fee.

A redemption fee of 2.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class I shares held for 90 calendar days or less after purchase, using the FIFO method.

Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, and (iv) qualified state tuition plan (529 plan) accounts.

Class I share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares. For plan administrator contact information, participants should contact their respective employer’s human resources department. Class I share participants in fee-based investment programs should contact the program’s administrator or their financial adviser to purchase shares. Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by their administrator or financial adviser. Class I shares institutional clients may purchase shares either directly or through an authorized dealer.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually.  Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

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Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, as a series of the Trust, has elected to qualify and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, the Fund can give no assurances that distributions will be sufficient to eliminate all taxes at the Fund level.  To avoid the nondeductible excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by the Fund or shareholders.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In view of the Fund’s investment policies, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by The Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received generally equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.  It is not expected that the Fund will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long term capital loss to the extent of any amounts treated as distributions of long term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the Fund is purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

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Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectuses have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders.  No attempt has been made to discuss the tax consequences to particular investors and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisers to determine the suitability of the Fund and the applicability of any state, local or foreign taxation.  Paul Hastings has expressed no opinion in respect thereof.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

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GENERAL INFORMATION

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund.  Each share represents an interest in the Fund proportionately equal to the interest of each other share of the Fund.  Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Fund, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Fund, and has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Fund has three classes of shares – Class A, Class C and Class I.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Shares, when issued, are fully paid and non assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

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The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

Investors in the Fund will be informed of the Fund’s progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  Since the Fund had not commenced operations as of the date of this SAI, no financial statements are available.

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APPENDIX A

Corporate Bond Ratings

Moody’s Investors Service, Inc.
Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.  Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group
AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

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A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing with the major categories.

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PART C
(O’Shaughnessy Tactical Asset Allocation Fund)

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i)	Amended Schedule A to the Investment Advisory Agreement – filed herewith.

(e)
Distribution Agreement dated June 3, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i)	Amended Exhibit A to the Distribution Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Custody Agreement dated June 6, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(i)
Amendment dated June 3, 2010, to the Custody Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(ii)	Amendment to the Custody Agreement – filed herewith.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 3, 2010, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B)	Amendment to the Fund Administration Servicing Agreement – filed herewith.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated June 3, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(C)	Amendment to the Transfer Agent Servicing Agreement – filed herewith.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 3, 2010, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B)	Amendment to the Fund Accounting Servicing Agreement – filed herewith.

(iv)
Operating Expenses Limitation Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(A)	Amendment to the Operating Expenses Limitation Agreement – filed herewith.

(v)	Powers of Attorney.

(A)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) dated December 11, 2008, was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Diederich) dated January 6, 2011, was previously filed with Post-Effective Amendment No. 340 to the Trust’s Registration Statement on Form N-1A on January 14, 2011, and is incorporated herein by reference.

(vi)
Shareholder Servicing Plan dated August 16, 2010, was previously filed with Post-Effective Amendment No 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(A)	Amended Schedule A to the Shareholder Servicing Plan – to be filed by amendment.

(i)	Legal Opinion – filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997 were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)
Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 323 to the Registration Statement on Form N-1A on June 16, 2010, and is incorporated herein by reference.

(i)	Amended Schedule B to the Rule 12b-1 Distribution and Service Plan – filed herewith.

(n)	Rule 18f-3 Multiple Class Plan dated October 17, 2011 – filed herewith.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for the Registrant dated June 2011, was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(ii)
Code of Ethics for Adviser dated June 14, 2010, was previously filed with Post-Effective Amendment No. 323 to the Registration Statement on Form N-1A on June 16, 2010, and is incorporated herein by reference.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated September 1, 2005, was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-68177), dated March 18, 2011.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	LoCorr Investment Trust
Artio Global Funds	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Brandywine Blue Funds, Inc.	Masters’ Select Funds Trust
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds	Monetta Fund, Inc.
Country Mutual Funds Trust	Monetta Trust
Cushing MLP Funds Trust	Nicholas Family of Funds, Inc.
DoubleLine Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Evermore Funds Trust	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PineBridge Mutual Funds
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prospector Funds, Inc.
Glenmede Fund, Inc.	Purisima Funds
Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund, Inc.	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	RBC Funds Trust
Harding Loevner Funds, Inc.	SCS Financial Funds
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds
Hotchkis and Wiley Funds	Wall Street Fund
Intrepid Capital Management Funds Trust	Wexford Trust
IronBridge Funds, Inc.	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None

Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

 (c)           Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	O’Shaughnessy Asset Management, LLC 6 Suburban Avenue Stamford, CT 06901-2012
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 384 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 384 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 11th day of October, 2011.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 384 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Sallie P. Diederich*	Trustee	October 11, 2011
Sallie P. Diederich

Donald E. O’Connor*	Trustee	October 11, 2011
Donald E. O’Connor

George Rebhan*	Trustee	October 11, 2011
George Rebhan

George T. Wofford*	Trustee	October 11, 2011
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and Chief	October 11, 2011
Joe D. Redwine	Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	October 11, 2011
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	October 11, 2011
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		October 11, 2011
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Amended Schedule A to the Investment Advisory Agreement	EX-99.d.i
Amended Exhibit A to the Distribution Agreement	EX-99.e.i
Amendment to the Custody Agreement	EX-99.g.ii
Amendment to the Fund Administration Servicing Agreement	EX-99.h.i.B
Amendment to the Transfer Agent Servicing Agreement	EX-99.h.ii.C
Amendment to the Fund Accounting Servicing Agreement	EX-99.h.iii.B
Amendment to the Operating Expenses Limitation Agreement	EX-99.h.iv.A
Amended Schedule A to the Shareholder Servicing Plan	EX-99.h.vi.A
Legal Opinion	EX-99.i.
Consent of Independent Registered Public Accounting Firm	EX-99.j.
Amended Schedule B to the Rule 12b-1 Distribution and Service Plan	EX-99.m.i
Rule 18f-3 Multiple Class Plan	EX.99.n